United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-6061

                      (Investment Company Act File Number)


                              Federated Index Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 10/31/04


                 Date of Reporting Period: Quarter ended 7/31/04


Item 1.        Schedule of Investments


Federated Max-Cap Index Fund
Portfolio of Investments
July 31, 2004 (unaudited)


   Shares                                                                            Value
                Common Stocks --97.6%1
                Consumer Discretionary--10.6%
$ 42,590      2  AutoNation, Inc.                                                $   686,550
  9,730       2  AutoZone, Inc.                                                      751,156
  58,714      2  Bed Bath & Beyond, Inc.                                             2,077,888
  41,840        Best Buy Co., Inc.                                                   2,015,014
  15,221      2  Big Lots, Inc.                                                      186,305
  8,641         Black & Decker Corp.                                                 604,092
  9,406         Boise Cascade Corp.                                                  303,343
  100         2  Brinker International, Inc.                                         3,581
  12,299        Brunswick Corp.                                                      480,030
  100         2  Cablevision Systems Corp., Class A                                  1,747
  85,370        Carnival Corp.                                                       3,979,095
  16,186        Centex Corp.                                                         686,610
  24,869        Circuit City Stores, Inc.                                            350,652
  67,257        Clear Channel Communications, Inc.                                   2,401,074
  291,619     2  Comcast Corp., Class A                                              7,990,360
  9,902         Cooper Tire & Rubber Co.                                             232,202
  20,228        Dana Corp.                                                           390,198
  21,982        Darden Restaurants, Inc.                                             468,876
  81,152        Delphi Auto Systems Corp.                                            771,756
  12,216        Dillards, Inc., Class A                                              278,403
  43,228        Dollar General Corp.                                                 834,300
  8,007         Dow Jones & Co.                                                      339,337
  31,405        Eastman Kodak Co.                                                    831,918
  18,960        Family Dollar Stores, Inc.                                           528,226
  21,841        Federated Department Stores, Inc.                                    1,046,621
  290,209       Ford Motor Co.                                                       4,271,876
  21,149        Fortune Brands, Inc.                                                 1,526,535
  33,380        Gannett Co., Inc.                                                    2,775,213
  115,560       Gap (The), Inc.                                                      2,623,212
  92,625        General Motors Corp.                                                 3,995,843
  25,267        Genuine Parts Co.                                                    953,324
  21,708      2  Goodyear Tire & Rubber Co.                                          237,703
  36,920        Harley Davidson, Inc.                                                2,210,400
  14,044        Harrah's Entertainment, Inc.                                         652,906
  23,314        Hasbro, Inc.                                                         423,615
  50,362        Hilton Hotels Corp.                                                  897,954
  286,789       Home Depot, Inc.                                                     9,670,525
  42,236        International Game Technology                                        1,365,912
  49,419        Interpublic Group Cos., Inc.                                         632,069
  22,606        Johnson Controls, Inc.                                               1,276,109
  17,435        Jones Apparel Group, Inc.                                            651,197
  5,296         KB HOME                                                              339,209
  10,097        Knight-Ridder, Inc.                                                  664,282
  41,708      2  Kohl's Corp.                                                        1,908,558
  27,051        Leggett and Platt, Inc.                                              731,730
  59,871        Limited, Inc.                                                        1,223,763
  14,278        Liz Claiborne, Inc.                                                  516,721
  100,507       Lowe's Cos., Inc.                                                    4,896,701
  27,923        Marriott International, Inc., Class A                                1,362,642
  48,661        Mattel, Inc.                                                         852,541
  41,943        May Department Stores Co.                                            1,112,748
  10,578        Maytag Corp.                                                         216,849
  159,800       McDonald's Corp.                                                     4,394,500
  24,357        McGraw-Hill Cos., Inc.                                               1,828,236
  9,159         Meredith Corp.                                                       484,328
  17,605        New York Times Co., Class A                                          732,368
  35,010        Newell Rubbermaid, Inc.                                              756,216
  32,235        Nike, Inc., Class B                                                  2,343,807
  15,780        Nordstrom, Inc.                                                      692,742
  43,653      2  Office Depot, Inc.                                                  715,909
  22,526        Omnicom Group, Inc.                                                  1,622,323
  32,890        Penney (J.C.) Co., Inc.                                              1,315,600
  16,792        Pulte Corp.                                                          917,347
  24,285        Radioshack Corp.                                                     678,766
  7,698         Reebok International Ltd.                                            262,194
  26,240        Sears, Roebuck & Co.                                                 962,483
  16,723        Sherwin-Williams Co.                                                 675,275
  8,103         Snap-On Tools Corp.                                                  260,187
  10,913        Stanley Works                                                        462,711
  61,660        Staples, Inc.                                                        1,780,741
  48,784      2  Starbucks Corp.                                                     2,290,897
  24,033        Starwood Hotels & Resorts Worldwide, Inc.                            1,081,485
  66,742        TJX Cos., Inc.                                                       1,566,435
  116,813       Target Corp.                                                         5,093,047
  19,096        Tiffany & Co.                                                        682,682
  590,377     2  Time Warner, Inc.                                                   9,829,777
  34,242      2  Toys 'R' Us, Inc.                                                   563,623
  39,947        Tribune Co.                                                          1,695,750
  31,568      2  Univision Communications, Inc., Class A                             914,525
  15,230        V.F. Corp.                                                           761,652
  248,042       Viacom, Inc., Class B                                                8,331,731
  16,814        Visteon Corp.                                                        172,848
  269,217       Walt Disney Co.                                                      6,216,221
  1             Washington Post Co., Class B                                         868
  12,919        Wendy's International, Inc.                                          462,113
  7,542         Whirlpool Corp.                                                      470,922
  38,340        Yum! Brands, Inc.                                                    1,471,873
  94,500      2  eBay, Inc.                                                          7,402,185
                Total
                                                                                     146,123,838
                Consumer Staples--10.7%
  8,816         Alberto-Culver Co., Class B                                          411,002
  46,275        Albertsons, Inc.                                                     1,128,647
  287,462       Altria Group, Inc.
                                                                                     13,683,191
  105,424       Anheuser-Busch Cos., Inc.                                            5,471,506
  95,274        Archer-Daniels-Midland Co.                                           1,470,078
  63,936        Avon Products, Inc.                                                  2,749,887
  17,860        Brown-Forman Corp., Class B                                          830,669
  54,094        CVS Corp.                                                            2,264,916
  55,090        Campbell Soup Co.                                                    1,409,753
  25,273        Clorox Co.                                                           1,257,837
  315,982       Coca-Cola Co.
                                                                                     13,858,971
  60,537        Coca-Cola Enterprises, Inc.                                          1,234,955
  67,340        Colgate-Palmolive Co.                                                3,582,488
  71,304        ConAgra, Inc.                                                        1,853,904
  4,844         Coors Adolph Co., Class B                                            333,073
  57,404        Costco Wholesale Corp.                                               2,334,047
  100         2  Energizer Holdings, Inc.                                            3,810
  100           Estee Lauder Cos., Inc., Class A                                     4,390
  45,055        General Mills, Inc.                                                  2,022,970
  128,143       Gillette Co.                                                         4,995,014
  40,702        Heinz (H.J.) Co.                                                     1,501,497
  32,122        Hershey Foods Corp.                                                  1,555,990
  51,007        Kellogg Co.                                                          2,124,952
  63,586        Kimberly-Clark Corp.                                                 4,073,955
  97,121        Kroger Co.                                                           1,534,512
  18,000        McCormick & Co., Inc.                                                643,860
  220,845       PepsiCo, Inc.
                                                                                     11,042,250
  334,074       Procter & Gamble Co.
                                                                                     17,421,959
  15,100        R.J. Reynolds Tobacco Holdings, Inc.                                 1,086,445
  26,090        SUPERVALU, Inc.                                                      745,130
  84,723      2  Safeway Inc.                                                        1,790,197
  108,587       Sara Lee Corp.                                                       2,384,571
  79,572        Sysco Corp.                                                          2,741,255
  29,524        The Pepsi Bottling Group, Inc.                                       822,243
  100           Tyson Foods, Inc., Class A                                           1,906
  23,177        UST, Inc.                                                            879,567
  557,930       Wal-Mart Stores, Inc.
                                                                                     29,575,869
  130,596       Walgreen Co.                                                         4,753,694
  12,034        Winn-Dixie Stores, Inc.                                              76,055
  30,546        Wrigley (Wm.), Jr. Co.                                               1,844,978
                Total
                                                                                     147,501,993
                Energy--6.8%
  15,187        Amerada-Hess Corp.                                                   1,265,836
  30,510        Anadarko Petroleum Corp.                                             1,824,193
  32,272        Apache Corp.                                                         1,501,616
  32,220        Ashland, Inc.                                                        1,684,139
  21,000        BJ Services Co.                                                      1,042,860
  37,681        Baker Hughes, Inc.                                                   1,518,544
  48,620        Burlington Resources, Inc.                                           1,855,825
  138,387       ChevronTexaco Corp.
                                                                                     13,236,717
  102,796       ConocoPhillips                                                       8,097,241
  31,568        Devon Energy Corp.                                                   2,193,660
  13,103        EOG Resources, Inc.                                                  832,696
  95,339        El Paso Corp.                                                        752,225
  851,671       Exxon Mobil Corp.
                                                                                     39,432,367
  52,848        Halliburton Co.                                                      1,677,924
  13,189        Kerr-McGee Corp.                                                     692,423
  14,813        Kinder Morgan, Inc.                                                  888,928
  47,677        Marathon Oil Corp.                                                   1,795,993
  17,690      2  Nabors Industries Ltd.                                              822,585
  14,378      2  Noble Corp.                                                         556,716
  54,451        Occidental Petroleum Corp.                                           2,682,801
  7,452         Rowan Companies, Inc.                                                181,978
  74,556        Schlumberger Ltd.                                                    4,795,442
  6,660         Sunoco, Inc.                                                         454,012
  37,390      2  Transocean Sedco Forex, Inc.                                        1,061,876
  34,726        Unocal Corp.                                                         1,345,980
  14,700        Valero Energy Corp.                                                  1,101,324
  68,961        Williams Cos., Inc.                                                  837,876
                Total
                                                                                     94,133,777
                Financials--20.1%
  30,774        AON Corp.                                                            813,665
  36,900        Ace Ltd.                                                             1,497,771
  66,282        Aflac, Inc.                                                          2,627,418
  115,825       Allstate Corp.                                                       5,453,041
  14,173        Ambac Financial Group, Inc.                                          1,007,842
  167,295       American Express Co.                                                 8,406,574
  338,932       American International Group, Inc.
                                                                                     23,945,546
  56,552        Amsouth Bancorporation                                               1,387,221
  11,100        Apartment Investment & Management Co., Class A                       354,867
  100           Archstone-Smith Trust                                                2,943
  75,985        BB&T Corp.                                                           2,942,899
  265,018       Bank of America Corp.
                                                                                     22,529,180
  102,739       Bank of New York Co., Inc.                                           2,951,691
  13,134        Bear Stearns Cos., Inc.                                              1,095,638
  31,567        Capital One Financial Corp.                                          2,188,224
  33,190        Charter One Financial, Inc.                                          1,473,968
  24,695        Chubb Corp.                                                          1,698,522
  24,489        Cincinnati Financial Corp.                                           976,621
  673,219       Citigroup, Inc.
                                                                                     29,682,226
  20,523        Comerica, Inc.                                                       1,199,980
  48,321        Countrywide Financial Corp.                                          3,483,944
  100           Duke Realty Corp.                                                    3,076
  40,600      2  E*Trade Group, Inc.                                                 449,442
  51,267        Equity Office Properties Trust                                       1,330,379
  35,300        Equity Residential Properties Trust                                  1,043,115
  92,069        Federal Home Loan Mortgage Corp.                                     5,920,957
  127,016       Federal National Mortgage Association                                9,013,055
  14,200        Federated Investors, Inc.                                            399,162
  70,607        Fifth Third Bancorp                                                  3,485,162
  13,500        First Horizon National Corp.                                         585,225
  38,180        Franklin Resources, Inc.                                             1,842,185
  20,109        Golden West Financial Corp.                                          2,149,853
  66,500        Goldman Sachs Group, Inc.                                            5,864,635
  543           Greenpoint Financial Corp.                                           22,062
  38,170        Hartford Financial Services Group, Inc.                              2,484,867
  100           Hibernia Corp., Class A                                              2,530
  33,009        Huntington Bancshares, Inc.                                          807,400
  472,568       J.P. Morgan Chase & Co.
                                                                                     17,640,963
  30,692        Janus Capital Group, Inc.                                            406,976
  20,759        Jefferson-Pilot Corp.                                                1,000,169
  57,379        KeyCorp                                                              1,731,698
  100           Kimco Realty Corp.                                                   4,810
  47,683        Lehman Brothers Holdings, Inc.                                       3,342,578
  21,208        Lincoln National Corp.                                               926,790
  24,643        Loews Corp.                                                          1,395,533
  14,600        M & T Bank Corp.                                                     1,361,158
  19,131        MBIA Insurance Corp.                                                 1,032,691
  162,497       MBNA Corp.                                                           4,012,051
  11,464        MGIC Investment Corp.                                                813,944
  64,410        Marsh & McLennan Cos., Inc.                                          2,858,516
  30,100        Marshall & Ilsley Corp.                                              1,156,141
  52,017        Mellon Financial Corp.                                               1,429,427
  123,625       Merrill Lynch & Co., Inc.                                            6,146,635
  95,441        MetLife, Inc.                                                        3,404,380
  21,417        Moody's Corp.                                                        1,458,498
  141,156       Morgan Stanley                                                       6,963,225
  85,766        National City Corp.                                                  3,130,459
  15,029        North Fork Bancorp, Inc.                                             586,882
  27,369        Northern Trust Corp.                                                 1,098,318
  40,512        PNC Financial Services Group                                         2,049,907
  21,100        Plum Creek Timber Co., Inc.                                          662,118
  41,900        Principal Financial Group                                            1,424,181
  27,079        Progressive Corp., OH                                                2,074,793
  27,300        Prologis Trust                                                       929,292
  31,036      2  Providian Financial Corp.                                           429,538
  65,300        Prudential Financial, Inc.                                           3,040,368
  64,729        Regions Financial Corp.                                              1,921,804
  22,322        SAFECO Corp.                                                         1,050,473
  59,540        SLM Corp.                                                            2,257,757
  180,886       Schwab (Charles) Corp.                                               1,588,179
  11,136        Seacoast Financial Services Corp.                                    386,435
  23,600        Simon Property Group, Inc.                                           1,217,996
  46,907        SouthTrust Corp.                                                     1,819,523
  30,345        Sovereign Bancorp, Inc.                                              660,611
  41,862        State Street Corp.                                                   1,792,112
  38,891        SunTrust Banks, Inc.                                                 2,564,861
  35,355        Synovus Financial Corp.                                              900,492
  14,654        T. Rowe Price Group, Inc.                                            677,308
  66,024        The St. Paul Travelers Cos., Inc.                                    2,447,510
  17,237        Torchmark Corp.                                                      901,150
  252,063       U.S. Bancorp                                                         7,133,383
  38,653        UNUMProvident Corp.                                                  616,515
  160,021       Wachovia Corp.                                                       7,090,531
  128,325       Washington Mutual Bank FA                                            4,979,010
  220,649       Wells Fargo & Co.
                                                                                     12,667,459
  19,536        XL Capital Ltd.                                                      1,380,804
  9,867         Zions Bancorp                                                        596,954
  100           iStar Financial, Inc.                                                3,800
                Total
                                                                                     278,289,592
                Healthcare--13.0%
  200,841       Abbott Laboratories                                                  7,903,093
  21,376        Aetna, Inc.                                                          1,834,061
  15,796        Allergan, Inc.                                                       1,194,809
  25,492        AmerisourceBergen Corp.                                              1,378,098
  164,357     2  Amgen, Inc.                                                         9,348,626
  13,563      2  Anthem, Inc.                                                        1,118,541
  29,448        Applera Corp.                                                        609,279
  14,604        Bard (C.R.), Inc.                                                    806,141
  7,332         Bausch & Lomb, Inc.                                                  451,578
  76,724        Baxter International, Inc.                                           2,307,091
  33,828        Becton, Dickinson & Co.                                              1,597,696
  50,334      2  Biogen Idec, Inc.                                                   3,020,040
  30,204        Biomet, Inc.                                                         1,328,674
  110,776     2  Boston Scientific Corp.                                             4,238,290
  249,525       Bristol-Myers Squibb Co.                                             5,714,123
  16,970        CIGNA Corp.                                                          1,052,310
  54,208        Cardinal Health, Inc.                                                2,412,256
  81,727      2  Caremark Rx, Inc.                                                   2,492,674
  22,694      2  Chiron Corp.                                                        1,040,066
  7,100       2  Express Scripts, Inc., Class A                                      465,760
  47,076      2  Forest Laboratories, Inc., Class A                                  2,367,452
  25,313      2  Genzyme Corp.                                                       1,298,051
  31,457      2  Gilead Sciences, Inc.                                               2,033,380
  52,388        Guidant Corp.                                                        2,898,104
  63,508        HCA - The Healthcare Corp.                                           2,454,584
  28,400        Health Management Association, Class A                               569,704
  20,644      2  Hospira, Inc.                                                       534,886
  27,131      2  Humana, Inc.                                                        491,342
  34,573        IMS Health, Inc.                                                     838,050
  8,265       2  Ilex Oncology, Inc.                                                 208,195
  403,562       Johnson & Johnson
                                                                                     22,304,872
  26,561      2  King Pharmaceuticals, Inc.                                          299,874
  147,366       Lilly (Eli) & Co.                                                    9,390,162
  13,743        Manor Care, Inc.                                                     429,469
  41,266        McKesson HBOC, Inc.                                                  1,327,527
  39,269      2  Medco Health Solutions, Inc.                                        1,189,851
  29,337      2  Medimmune, Inc.                                                     675,924
  156,183       Medtronic, Inc.                                                      7,757,610
  287,920       Merck & Co., Inc.
                                                                                     13,057,172
  6,277       2  Millipore Corp.                                                     330,735
  30,950        Mylan Laboratories, Inc.                                             458,679
  100           Omnicare, Inc.                                                       2,827
  2,800         Oxford Health Plans                                                  158,480
  993,620       Pfizer, Inc.
                                                                                     31,756,095
  12,296        Quest Diagnostic, Inc.                                               1,009,256
  184,232       Schering Plough Corp.                                                3,585,155
  21,504        St. Jude Medical, Inc.                                               1,465,068
  54,102        Stryker Corp.                                                        2,579,583
  82,005      2  Tenet Healthcare Corp.                                              916,816
  23,753      2  Thermo Electron Corp.                                               610,927
  83,185        UnitedHealth Group, Inc.                                             5,232,332
  18,100      2  Waters Corp.                                                        794,228
  13,272      2  Watson Pharmaceuticals, Inc.                                        334,587
  19,732      2  Wellpoint Health Networks, Inc.                                     1,994,905
  171,854       Wyeth                                                                6,083,632
  30,294      2  Zimmer Holdings, Inc.                                               2,311,735
                Total
                                                                                     180,064,455
                Industrials--11.3%
  100,452       3M Co.                                                               8,273,227
  38,243      2  Allied Waste Industries, Inc.                                       353,365
  25,859        American Power Conversion Corp.                                      390,471
  28,200      2  American Standard Cos.                                              1,068,498
  22,000      2  Apollo Group, Inc., Class A                                         1,838,100
  12,242        Avery Dennison Corp.                                                 741,498
  21,643        Block (H&R), Inc.                                                    1,063,321
  130,905       Boeing Co.                                                           6,643,429
  56,238        Burlington Northern Santa Fe                                         1,995,324
  29,232        CSX Corp.                                                            914,962
  53,138        Caterpillar, Inc.                                                    3,905,112
  139,963       Cendant Corp.                                                        3,202,353
  19,737        Cintas Corp.                                                         828,165
  13,657        Cooper Industries, LTD., Class A                                     776,674
  8,465         Crane Co.                                                            235,496
  4,717         Cummins, Inc.                                                        327,501
  37,840        Danaher Corp.                                                        1,916,596
  29,586        Deere & Co.                                                          1,858,297
  8,194       2  Delta Air Lines, Inc.                                               42,527
  9,615         Deluxe Corp.                                                         423,541
  30,423        Donnelley (R.R.) & Sons Co.                                          965,626
  32,002        Dover Corp.                                                          1,269,839
  19,354        Eaton Corp.                                                          1,251,043
  52,152        Emerson Electric Co.                                                 3,165,626
  20,216        Equifax, Inc.                                                        487,610
  39,168        FedEx Corp.                                                          3,207,076
  8,456         Fluor Corp.                                                          385,171
  25,458        General Dynamics Corp.                                               2,515,760
  1,373,936     General Electric Co.
                                                                                     45,683,372
  15,390        Goodrich (B.F.) Co.                                                  497,559
  11,647        Grainger (W.W.), Inc.                                                616,709
  109,018       Honeywell International, Inc.                                        4,100,167
  10,796        ITT Industries, Inc.                                                 863,140
  48,409        Illinois Tool Works, Inc.                                            4,381,983
  20,942        Ingersoll-Rand Co., Class A                                          1,438,506
  58,788        Lockheed Martin Corp.                                                3,115,176
  74,236        Masco Corp.                                                          2,244,897
  11,468      2  Monster Worldwide, Inc.                                             253,328
  5,063         Navistar International Corp.                                         182,015
  54,553        Norfolk Southern Corp.                                               1,456,020
  43,200        Northrop Grumman Corp.                                               2,272,320
  20,296        PACCAR, Inc.                                                         1,216,948
  16,189        Pall Corp.                                                           375,099
  13,497        Parker-Hannifin Corp.                                                774,458
  48,803        Pitney Bowes, Inc.                                                   2,059,487
  10,960      2  Power-One, Inc.                                                     96,119
  54,355        Raytheon Co.                                                         1,823,610
  24,394        Robert Half International, Inc.                                      678,641
  21,443        Rockwell Automation, Inc.                                            802,183
  25,843        Rockwell Collins                                                     884,347
  8,386         Ryder Systems, Inc.                                                  359,759
  100,246       Southwest Airlines Co.                                               1,450,560
  19,630        Textron, Inc.                                                        1,203,319
  6,201         Thomas & Betts Corp.                                                 163,086
  252,492       Tyco International Ltd.                                              7,827,252
  35,195        Union Pacific Corp.                                                  1,982,886
  135,840       United Parcel Service, Inc.                                          9,775,046
  65,661        United Technologies Corp.                                            6,139,304
  80,324        Waste Management, Inc.                                               2,260,317
                Total
                                                                                     157,023,821
                Information Technology--15.9%
  91,222      2  ADC Telecommunications, Inc.                                        218,933
  44,555        Adobe Systems, Inc.                                                  1,879,330
  1,743       2  Advanced Fibre Communications                                       29,213
  46,334      2  Advanced Micro Devices, Inc.                                        578,712
  16,800      2  Affiliated Computer Services, Inc., Class A                         871,920
  50,459      2  Agilent Technologies, Inc.                                          1,201,429
  73,039      2  Altera Corp.                                                        1,520,672
  47,124        Analog Devices, Inc.                                                 1,870,823
  20,803      2  Andrew Corp.                                                        225,713
  46,299      2  Apple Computer, Inc.                                                1,497,310
  257,510     2  Applied Materials, Inc.                                             4,369,945
  44,733      2  Applied Micro Circuits Corp.                                        161,039
  13,960        Autodesk, Inc.                                                       561,192
  80,405        Automatic Data Processing, Inc.                                      3,375,402
  50,439      2  Avaya, Inc.                                                         738,931
  36,424      2  BMC Software, Inc.                                                  571,128
  57,011      2  Broadcom Corp.                                                      2,015,909
  58,849      2  CIENA Corp.                                                         165,954
  880,928     2  Cisco Systems, Inc.
                                                                                     18,376,158
  24,330      2  Citrix Systems, Inc.                                                428,695
  79,697        Computer Associates International, Inc.                              2,011,552
  26,441      2  Computer Sciences Corp.                                             1,249,337
  50,370      2  Compuware Corp.                                                     248,828
  21,925      2  Comverse Technology, Inc.                                           374,041
  21,225      2  Convergys Corp.                                                     281,019
  170,000     2  Corning, Inc.                                                       2,101,200
  326,899     2  Dell, Inc.
                                                                                     11,595,108
  319,828       EMC Corp. Mass                                                       3,508,513
  37,300      2  Electronic Arts, Inc.                                               1,869,849
  63,180        Electronic Data Systems Corp.                                        1,167,566
  116,948       First Data Corp., Class                                              5,217,050
  24,767      2  Fiserv, Inc.                                                        848,517
  46,778      2  Gateway, Inc.                                                       210,501
  398,450       Hewlett-Packard Co.                                                  8,028,768
  220,143       IBM Corp.
                                                                                     19,167,851
  841,580       Intel Corp.
                                                                                     20,517,720
  31,765      2  Intuit, Inc.                                                        1,189,282
  166,442     2  JDS Uniphase Corp.                                                  574,225
  26,685      2  Jabil Circuit, Inc.                                                 580,399
  23,925      2  KLA-Tencor Corp.                                                    985,949
  59,114      2  LSI Logic Corp.                                                     300,890
  16,018      2  Lexmark International Group, Class A                                1,417,593
  38,314        Linear Technology Corp.                                              1,498,077
  537,388     2  Lucent Technologies, Inc.                                           1,639,033
  39,341        Maxim Integrated Products, Inc.                                      1,892,302
  8,332       2  Mercury Interactive Corp.                                           304,618
  85,998        Micron Technology, Inc.                                              1,163,553
  1,431,118     Microsoft Corp.
                                                                                     40,729,618
  21,981        Molex, Inc.                                                          636,570
  302,021       Motorola, Inc.                                                       4,811,195
  12,337      2  NCR Corp.                                                           572,807
  16,100      2  NVIDIA Corp.                                                        247,940
  47,014      2  National Semiconductor Corp.                                        806,290
  39,161      2  Network Appliance, Inc.                                             756,199
  44,623      2  Novell, Inc.                                                        305,221
  14,021      2  Novellus Systems, Inc.                                              378,567
  671,913     2  Oracle Corp.                                                        7,061,806
  18,495      2  PMC-Sierra, Inc.                                                    219,721
  34,083      2  Parametric Technology Corp.                                         154,737
  45,357        Paychex, Inc.                                                        1,392,913
  49,278      2  Peoplesoft, Inc.                                                    887,990
  16,707        PerkinElmer, Inc.                                                    293,709
  9,566       2  Qlogic Corp.                                                        233,889
  104,589       Qualcomm, Inc.                                                       7,225,008
  18,686        Sabre Group Holdings, Inc.                                           477,054
  140,201     2  Sanmina-SCI Corp.                                                   1,029,075
  21,380        Scientific-Atlanta, Inc.                                             657,435
  58,682      2  Siebel Systems, Inc.                                                472,977
  94,005      2  Solectron Corp.                                                     517,028
  412,486     2  Sun Microsystems, Inc.                                              1,629,320
  36,800      2  SunGard Data Systems, Inc.                                          857,808
  39,200      2  Symantec Corp.                                                      1,832,992
  30,441        Symbol Technologies, Inc.                                            398,473
  12,256        Tektronix, Inc.                                                      372,582
  54,183      2  Tellabs, Inc.                                                       482,771
  20,901      2  Teradyne, Inc.                                                      357,407
  224,491       Texas Instruments, Inc.                                              4,788,393
  42,322      2  Unisys Corp.                                                        433,377
  53,165      2  Veritas Software Corp.                                              1,013,325
  104,622     2  Xerox Corp.                                                         1,450,061
  42,412        Xilinx, Inc.                                                         1,248,185
  172,388     2  Yahoo, Inc.                                                         5,309,550
                Total
                                                                                     220,643,742
                Materials--3.0%
  28,332        Air Products & Chemicals, Inc.                                       1,466,181
  109,848       Alcoa, Inc.                                                          3,518,431
  14,845        Allegheny Technologies, Inc.                                         297,642
  10,222        Ball Corp.                                                           737,824
  13,976        Bemis Co., Inc.                                                      370,084
  121,137       Dow Chemical Co.                                                     4,832,155
  128,106       Du Pont (E.I.) de Nemours & Co.                                      5,491,904
  7,796         Eastman Chemical Co.                                                 348,325
  37,006        Ecolab, Inc.                                                         1,128,683
  16,363        Engelhard Corp.                                                      481,072
  44,311        Freeport-McMoRan Copper & Gold, Inc., Class B                        1,544,238
  33,190        Georgia-Pacific Corp.                                                1,115,184
  5,255         Great Lakes Chemical Corp.                                           126,015
  14,458      2  Hercules, Inc.                                                      170,749
  12,342        International Flavors & Fragrances, Inc.                             450,977
  60,226        International Paper Co.                                              2,603,570
  16,782        Louisiana-Pacific Corp.                                              397,398
  28,328        MeadWestvaco Corp.                                                   845,874
  56,577        Monsanto Co.                                                         2,051,482
  54,413        Newmont Mining Corp.                                                 2,202,094
  9,867         Nucor Corp.                                                          825,375
  23,442        PPG Industries, Inc.                                                 1,381,906
  22,808      2  Pactiv Corp.                                                        537,813
  10,766        Phelps Dodge Corp.                                                   839,102
  41,190        Praxair, Inc.                                                        1,624,946
  25,958        Rohm & Haas Co.                                                      1,017,554
  12,225      2  Sealed Air Corp.                                                    579,954
  9,480         Sigma-Aldrich Corp.                                                  544,531
  7,162         Temple-Inland, Inc.                                                  488,807
  9,910         United States Steel Corp.                                            377,967
  13,006        Vulcan Materials Co.                                                 619,346
  28,620        Weyerhaeuser Co.                                                     1,774,440
  12,463        Worthington Industries, Inc.                                         255,242
                Total
                                                                                     41,046,865
                Telecommunication Services--3.5%
  93,367        AT&T Corp.                                                           1,409,842
  357,665     2  AT&T Wireless Services, Inc.                                        5,164,683
  39,446        Alltel Corp.                                                         2,051,192
  236,702       BellSouth Corp.                                                      6,412,257
  27,930        CenturyTel, Inc.                                                     865,551
  28,038        Citizens Communications Co., Class B                                 403,747
  141,409     2  NEXTEL Communications, Inc., Class A                                3,218,469
  255,672     2  Qwest Communications International, Inc.                            994,564
  432,747       SBC Communications, Inc.
                                                                                     10,965,809
  156,577       Sprint Corp.                                                         2,924,858
  358,374       Verizon Communications
                                                                                     13,811,734
                Total
                                                                                     48,222,706
                Utilities--2.7%
  63,839      2  AES Corp.                                                           616,046
  17,343      2  Allegheny Energy, Inc.                                              257,370
  19,857        Ameren Corp.                                                         887,409
  54,404        American Electric Power Co., Inc.                                    1,692,508
  16,092      2  CMS Energy Corp.                                                    145,311
  40,746      2  Calpine Corp.                                                       157,280
  104,214       CenterPoint Energy, Inc.                                             1,209,925
  23,047        Cinergy Corp.                                                        881,548
  27,541        Consolidated Edison Co.                                              1,128,355
  17,124        Constellation Energy Group                                           660,130
  22,467        DTE Energy Co.                                                       902,499
  31,907        Dominion Resources, Inc.                                             2,024,818
  89,932        Duke Energy Corp.                                                    1,933,538
  55,758      2  Dynegy, Inc.                                                        234,184
  56,758        Edison International                                                 1,521,114
  29,082        Entergy Corp.                                                        1,672,215
  90,638        Exelon Corp.                                                         3,163,266
  26,191        FPL Group, Inc.                                                      1,763,440
  44,184        FirstEnergy Corp.                                                    1,727,594
  21,156        KeySpan Corp.                                                        761,404
  3,389         NICOR, Inc.                                                          112,210
  28,680        NiSource, Inc.                                                       593,676
  58,636      2  P G & E Corp.                                                       1,673,471
  23,187        PPL Corp.                                                            1,074,717
  4,857         Peoples Energy Corp.                                                 189,423
  12,118        Pinnacle West Capital Corp.                                          490,779
  24,407        Progress Energy, Inc.                                                1,028,511
  30,369        Public Service Enterprises Group, Inc.                               1,184,391
  62,541        Sempra Energy                                                        2,235,841
  96,786        Southern Co.                                                         2,833,894
  20,788        TECO Energy, Inc.                                                    268,165
  37,358        TXU Corp.                                                            1,481,618
  100           Wisconsin Energy Corp.                                               3,215
  41,924        Xcel Energy, Inc.                                                    716,900
                Total
                                                                                     37,226,765
                Total Common Stocks (identified cost $671,854,656)
                                                                                     1,350,277,554
                Corporate Bond--0.0%
                Industrials--0.0%
  227,000       Tyco International Group, Company Guarantee, 3.125%,
                1/15/2023 (identified  cost $321,393)                                347,378
                U.S. Treasury--0.4%
  5,350,000   3 United States Treasury Bill, 10/14/2004 (identified cost
                $5,332,284)                                                          5,335,341
                Mutual Fund--1.9%
  26,925,272  4 Prime Value Obligations Fund, IS Shares(at net asset value)
                                                                                     26,925,272
                Total Investments--99.9%
                (identified cost $704,433,605)5                                      1,382,885,545
                other assets and liabilities - net -0.1%                             822,794
                total net assets--100%
                                                                                 $   1,383,708,339


1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $36,611,575 at July 31, 2004, which represents 2.6% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 100.2%. At July 31, 2004, the Fund had outstanding future contracts as set forth below:

Expiration Date  Contracts To Receive       Position   Unrealized Appreciation
September 2004   133 S&P 500 Index Futures  Long         419,435

2    Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4    Affiliated company

5 The cost of investments for federal tax purposes amounts to $704,433,605. The net unrealized appreciation of investments for federal tax purposes was $678,451,940. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $696,581,266 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,129,326.


Note: The categories of investments are shown as a percentage of net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
BIG            --Bond Investors Guaranty










Federated Mid-Cap Index Fund
Portfolio of Investments
July 31, 2004 (unaudited)


   Shares                                                                                       Value
                           Common Stocks -95.8%1
                           Consumer Discretionary--18.2%
  47,810              2     99 Cents Only Stores                                           $    685,117
  64,126                   Abercrombie & Fitch Co., Class A                                     2,364,966
  38,900              2     Aeropostale, Inc.                                                   1,185,672
  48,981              2     American Eagle Outfitters, Inc.                                     1,605,107
  47,670              2     American Greetings Corp., Class A                                   1,111,664
  47,500              2     AnnTaylor Stores Corp.                                              1,274,900
  58,366                   Applebee's International, Inc.                                       1,554,870
  44,713                   ArvinMeritor, Inc.                                                   888,447
  13,000                   Bandag, Inc.                                                         580,450
  46,550              2     Barnes & Noble, Inc.                                                1,600,389
  78,332                   Belo (A.H.) Corp., Series A                                          1,831,402
  25,500                   Blyth Industries, Inc.                                               887,910
  23,800                   Bob Evans Farms, Inc.                                                633,556
  52,702                   Borders Group, Inc.                                                  1,205,294
  38,088                   BorgWarner, Inc.                                                     1,797,372
  57,827                   Boyd Gaming Corp.                                                    1,520,271
  63,794              2     Brinker International, Inc.                                         2,284,463
  32,944                   CBRL Group, Inc.                                                     1,094,399
  207,677             2     Caesars Entertainment, Inc.                                         3,059,082
  54,100                   Callaway Golf Co.                                                    595,100
  71,713              2     CarMax, Inc.                                                        1,491,630
  35,200              2     Catalina Marketing Corp.                                            702,944
  34,982              2     Cheesecake Factory, Inc.                                            1,461,198
  59,238              2     Chicos Fas, Inc.                                                    2,480,295
  65,188                   Claire's Stores, Inc.                                                1,502,583
  125,864             2     Coach, Inc.                                                         5,385,720
  155,533                  D. R. Horton, Inc.                                                   4,297,376
  78,332              2     Dollar Tree Stores, Inc.                                            2,107,914
  37,700              2     Emmis Communications, Corp., Class A                                743,444
  34,769              2     Entercom Communication Corp.                                        1,336,868
  107,600                  Foot Locker Inc.                                                     2,423,152
  37,944                   Furniture Brands International, Inc.                                 871,953
  53,350                   Gentex Corp.                                                         1,909,930
  40,113                   Gtech Holdings Corp.                                                 1,699,587
  44,800                   Harman International Industries, Inc.                                3,840,704
  55,938                   Harte-Hanks                                                          1,351,462
  41,288              2     Hovnanian Enterprises, Inc., Class A                                1,281,166
  34,731                   International Speedway Corp., Class A                                1,807,401
  43,225              2     Krispy Kreme Doughnuts, Inc.                                        680,361
  46,338                   Lear Corp.                                                           2,554,613
  30,456                   Lee Enterprises, Inc.                                                1,417,727
  104,908                  Lennar Corp., Class A                                                4,477,473
  45,625                   Mandalay Resort Group                                                3,079,688
  16,050                   Media General, Inc., Class A                                         959,148
  45,919                   Michaels Stores, Inc.                                                2,481,004
  23,200                   Modine Manufacturing Co.                                             688,112
  44,588              2     Mohawk Industries, Inc.                                             3,279,002
  32,206                   Neiman-Marcus Group, Inc., Class A                                   1,756,837
  35,900              2     O'Reilly Automotive, Inc.                                           1,453,591
  50,400                   Outback Steakhouse, Inc.                                             2,046,744
  54,000              2     Pacific Sunwear of California                                       1,101,600
  48,526              2     Payless ShoeSource, Inc.                                            627,926
  97,776                   PetSmart, Inc.                                                       3,032,034
  61,919                   Pier 1 Imports, Inc.                                                 1,110,208
  62,900                   Readers Digest Association, Inc., Class A                            898,212
  29,850                   Regis Corp. Minnesota                                                1,228,626
  54,357              2     Rent-A-Center, Inc.                                                 1,594,834
  101,225                  Ross Stores, Inc.                                                    2,343,359
  44,313                   Ruby Tuesday, Inc.                                                   1,280,203
  16,200                   Ryland Group, Inc.                                                   1,254,204
  95,299              2     Saks, Inc.                                                          1,243,652
  26,681              2     Scholastic Corp.                                                    733,994
  59,600                   Six Flags, Inc.                                                      281,312
  19,281                   Superior Industries International, Inc.                              630,296
  39,600                   Thor Industries, Inc.                                                1,239,876
  24,300              2     Timberland Co., Class A                                             1,410,372
  50,550              2     Toll Brothers, Inc.                                                 2,008,857
  42,560                   Tupperware Corp.                                                     730,755
  33,362              2     Valassis Communications, Inc.                                       975,505
  6,388                    Washington Post Co., Class B                                         5,544,145
  68,231                   Westwood One, Inc.                                                   1,623,898
  78,551              2     Williams-Sonoma, Inc.                                               2,552,122
                           Total                                                                122,776,049
                           Consumer Staples--4.6%
  48,663              2     BJ's Wholesale Club, Inc.                                           1,134,335
  27,737                   Church and Dwight, Inc.                                              1,225,421
  72,201              2     Constellation Brands, Inc., Class A                                 2,734,974
  108,456             2     Dean Foods Co.                                                      4,010,703
  55,370              2     Energizer Holdings, Inc.                                            2,109,597
  93,514                   Hormel Foods Corp.                                                   2,775,496
  33,900              2     Interstate Bakeries Corp.                                           333,237
  22,549                   Lancaster Colony Corp.                                               908,274
  92,851                   PepsiAmericas, Inc.                                                  1,742,813
  31,500                   Ruddick Corp.                                                        616,140
  76,207              2     Smithfield Foods, Inc.                                              2,159,706
  40,044                   Smucker (J.M.) Co.                                                   1,674,251
  35,519                   Tootsie Roll Industries, Inc.                                        1,040,707
  237,873                  Tyson Foods, Inc., Class A                                           4,533,859
  18,337                   Universal Corp.                                                      884,394
  41,719                   Whole Foods Market, Inc.                                             3,434,308
                           Total                                                                31,318,215
                           Energy--7.5%
  37,706              2     Cooper Cameron Corp.                                                1,926,400
  102,488                  ENSCO International, Inc.                                            3,085,914
  46,341              2     FMC Technologies, Inc.                                              1,390,230
  39,388                   Forest Oil Corp.                                                     1,114,287
  79,367              2     Grant Prideco, Inc.                                                 1,499,243
  51,900              2     Hanover Compressor Co.                                              609,306
  34,057                   Helmerich & Payne, Inc.                                              862,323
  62,475                   Murphy Oil Corp.                                                     4,831,817
  55,945              2     National-Oilwell, Inc.                                              1,871,360
  38,400              2     Newfield Exploration Co.                                            2,268,288
  39,544                   Noble Energy, Inc.                                                   2,187,179
  27,113                   Overseas Shipholding Group, Inc.                                     1,217,645
  115,688                  Patterson-UTI Energy, Inc.                                           2,108,992
  82,551                   Pioneer Natural Resources, Inc.                                      2,975,964
  52,049              2     Plains Exploration & Production Co.                                 1,085,222
  42,157                   Pogo Producing Co.                                                   1,870,928
  91,738              2     Pride International, Inc.                                           1,651,284
  72,001              2     Smith International, Inc.                                           4,196,218
  41,225                   Tidewater, Inc.                                                      1,251,179
  65,526              2     Varco International, Inc.                                           1,583,763
  91,060              2     Weatherford International Ltd.                                      4,259,787
  50,788                   Western Gas Resources, Inc.                                          1,711,048
  176,612                  XTO Energy, Inc.                                                     5,280,699
                           Total                                                                50,839,076
                           Financials--18.1%
  55,457                   AMB Property Corp.                                                   1,948,759
  36,100              2     Allmerica Financial Corp.                                           1,076,141
  26,600                   AmerUs Group Co.                                                     1,024,100
  49,544                   American Financial Group, Inc.                                       1,470,961
  105,276             2     Americredit Corp.                                                   2,010,772
  74,822                   Associated Banc Corp.                                                2,252,890
  53,001                   Astoria Financial Corp.                                              1,810,514
  37,463                   Bank of Hawaii Corp.                                                 1,683,213
  116,976                  Banknorth Group, Inc.                                                3,732,704
  57,150                   Berkley, W. R. Corp.                                                 2,339,721
  44,938                   Brown & Brown                                                        1,910,764
  33,794                   City National Corp.                                                  2,179,713
  81,982                   Colonial BancGroup, Inc.                                             1,581,433
  52,638                   Commerce Bancorp, Inc.                                               2,649,797
  83,132                   Compass Bancshares, Inc.                                             3,665,290
  34,900                   Cullen Frost Bankers, Inc.                                           1,501,398
  44,306                   Eaton Vance Corp.                                                    1,680,970
  55,306                   Edwards(AG), Inc.                                                    1,797,445
  38,157                   Everest Re Group Ltd.                                                2,803,776
  115,463                  Fidelity National Financial, Inc.                                    4,185,534
  60,108                   First American Financial Corp.                                       1,614,501
  57,531                   FirstMerit Corp.                                                     1,492,354
  33,325                   GATX Corp.                                                           849,121
  59,907                   Gallagher (Arthur J.) & Co.                                          1,855,320
  36,938                   Greater Bay Bancorp                                                  973,316
  89,238                   Greenpoint Financial Corp.                                           3,625,740
  43,675                   HCC Insurance Holdings, Inc.                                         1,323,353
  105,271                  Hibernia Corp., Class A                                              2,663,356
  39,000                   Highwoods Properties, Inc.                                           904,800
  28,800                   Horace Mann Educators Corp.                                          482,688
  44,362                   Hospitality Properties Trust                                         1,769,157
  56,798                   Independence Community Bank                                          2,120,837
  41,831                   IndyMac Bancorp, Inc.                                                1,389,626
  45,657                   Investors Financial Services Corp.                                   2,085,612
  38,200                   Jefferies Group, Inc.                                                1,197,188
  40,138                   Labranche & Co. Inc.                                                 328,730
  45,050                   Legg Mason, Inc.                                                     3,538,227
  46,519                   Leucadia National Corp.                                              2,395,263
  57,150                   Liberty Property Trust                                               2,194,560
  42,007                   Mack-Cali Realty Corp.                                               1,718,086
  53,588                   Mercantile Bankshares Corp.                                          2,433,431
  65,900              2     Moneygram International, Inc.                                       1,232,330
  137,758                  National Commerce Financial Corp.                                    4,477,135
  67,900                   New Plan Excel Realty Trust                                          1,612,625
  179,540                  New York Community Bancorp, Inc.                                     3,454,350
  43,800              2     Ohio Casualty Corp.                                                 819,060
  123,551                  Old Republic International Corp.                                     2,877,503
  63,975                   PMI Group, Inc.                                                      2,637,689
  45,144                   Protective Life Corp.                                                1,636,470
  62,182                   Radian Group, Inc.                                                   2,861,616
  47,000                   Raymond James Financial, Inc.                                        1,098,390
  33,575                   Rayonier, Inc.                                                       1,476,629
  69,901                   SEI Investments, Co.                                                 2,143,864
  24,988                   Silicon Valley Bancshares                                            914,811
  19,544                   StanCorp Financial Group, Inc.                                       1,373,943
  48,057                   TCF Financial Corp.                                                  2,902,643
  88,527                   United Dominion Realty Trust, Inc.                                   1,716,539
  45,731                   Unitrin, Inc.                                                        1,904,696
  52,675                   Waddell & Reed Financial, Inc., Class A                              1,022,949
  53,061                   Washington Federal, Inc.                                             1,329,178
  34,300                   Webster Financial Corp. Waterbury                                    1,609,356
  20,500                   WestAmerica Bancorp.                                                 1,039,965
  45,119                   Wilmington Trust Corp.                                               1,574,653
                           Total                                                                121,977,555
                           Healthcare--9.5%
  56,100              2     Apogent Technologies, Inc.                                          1,823,250
  32,725              2     Apria Healthcare Group, Inc.                                        960,479
  71,716              2     Barr Laboratories, Inc.                                             2,463,445
  42,525                   Beckman Coulter, Inc.                                                2,346,104
  38,100              2     Cephalon, Inc.                                                      1,924,812
  31,150              2     Charles River Laboratories International, Inc.                      1,403,931
  64,663              2     Community Health Systems, Inc.                                      1,591,356
  42,419              2     Covance, Inc.                                                       1,556,353
  60,988              2     Coventry Health Care, Inc.                                          3,117,097
  74,800              2     Cytyc Corp.                                                         1,807,916
  54,563                   Dentsply International, Inc.                                         2,653,399
  40,813              2     Edwards Lifesciences Corp.                                          1,435,393
  61,801              2     First Health Group Corp.                                            866,450
  76,484              2     Health Net, Inc.                                                    1,845,559
  30,394              2     Henry Schein, Inc.                                                  2,039,437
  41,525                   Hillenbrand Industries, Inc.                                         2,358,205
  26,400              2     INAMED Corp.                                                        1,430,352
  133,058                  Ivax Corp.                                                           3,173,433
  26,650              2     LifePoint Hospitals, Inc.                                           890,377
  67,794              2     Lincare Holdings, Inc.                                              2,165,340
  208,552             2     Millennium Pharmaceuticals, Inc.                                    2,319,098
  68,794                   Omnicare, Inc.                                                       1,944,806
  57,596              2     PacifiCare Health Systems, Inc.                                     1,760,710
  23,062              2     Par Pharmaceutical Cos., Inc.                                       868,054
  46,244              2     Patterson Cos., Inc.                                                3,395,234
  47,688                   Perrigo Co.                                                          794,482
  63,932              2     Protein Design Laboratories, Inc.                                   1,035,698
  46,950              2     Renal Care Group, Inc.                                              1,495,827
  58,557              2     Sepracor, Inc.                                                      2,691,865
  44,600              2     Steris Corp.                                                        916,976
  50,943              2     Triad Hospitals, Inc.                                               1,735,119
  39,669                   Universal Health Services, Inc., Class B                             1,805,336
  31,400              2     VISX, Inc.                                                          672,274
  57,800                   Valeant Pharmaceuticals International                                1,012,078
  46,863                   Varian Medical Systems, Inc.                                         3,234,016
  53,227              2     Vertex Pharmaceuticals, Inc.                                        491,285
                           Total                                                                64,025,546
                           Industrials--12.4%
  60,857              2     AGCO Corp.                                                          1,273,128
  45,512                   AMETEK, Inc.                                                         1,403,590
  63,600              2     AirTran Holdings, Inc.                                              709,140
  18,300              2     Alaska Air Group, Inc.                                              381,189
  30,250                   Alexander and Baldwin, Inc.                                          994,620
  59,657                   Allete                                                               1,653,692
  25,300              2     Alliant Techsystems, Inc.                                           1,592,888
  18,281                   Banta Corp.                                                          725,939
  38,350                   Brinks Co. (The)                                                     1,240,623
  58,944                   C.H. Robinson Worldwide, Inc.                                        2,577,621
  33,000                   CNF Transportation, Inc.                                             1,361,580
  69,094              2     Career Education Corp.                                              2,336,068
  21,644                   Carlisle Cos., Inc.                                                  1,374,178
  59,683              2     ChoicePoint, Inc.                                                   2,506,686
  60,782              2     Copart, Inc.                                                        1,352,400
  62,076              2     Corinthian Colleges, Inc.                                           1,162,063
  47,444              2     DeVRY, Inc.                                                         1,103,073
  59,576                   Donaldson Co., Inc.                                                  1,586,509
  48,006              2     Dun & Bradstreet Corp.                                              2,695,057
  32,806              2     Dycom Industries, Inc.                                              883,794
  49,357              2     Education Management Corp.                                          1,370,150
  71,413                   Expeditors International Washington, Inc.                            3,314,277
  52,356                   Fastenal Co.                                                         3,265,967
  35,526                   Federal Signal Corp.                                                 604,297
  34,938              2     Flowserve Corp.                                                     836,765
  46,862                   Graco, Inc.                                                          1,475,216
  28,125                   Granite Construction, Inc.                                           500,344
  39,288                   HNI Corp.                                                            1,589,200
  27,744                   Harsco Corp.                                                         1,245,151
  39,324                   Hubbell, Inc., Class B                                               1,777,445
  53,788                   Hunt (J.B.) Transportation Services, Inc.                            2,065,997
  30,944                   ITT Educational Services, Inc.                                       985,566
  38,851                   Jacobs Engineering Group, Inc.                                       1,553,263
  70,726              2     Jet Blue Airways Corp.                                              1,683,986
  23,675                   Kelly Services, Inc., Class A                                        642,303
  25,862                   Kennametal, Inc.                                                     1,137,928
  25,600              2     Korn/Ferry International                                            456,448
  73,188                   L-3 Communications Holdings, Inc.                                    4,475,446
  30,656              2     Laureate Education, Inc.                                            1,082,157
  60,000                   Manpower, Inc.                                                       2,613,000
  50,432                   Miller Herman, Inc.                                                  1,351,578
  23,882                   Nordson Corp.                                                        999,939
  68,026                   Pentair, Inc.                                                        2,130,574
  42,400                   Precision Castparts Corp.                                            2,388,392
  79,132              2     Quanta Services, Inc.                                               496,949
  104,814                  Republic Services, Inc.                                              2,997,680
  30,750                   Rollins, Inc.                                                        711,863
  51,544                   SPX Corp.                                                            2,110,727
  6,200                    Sequa Corp., Class A                                                 323,640
  42,438              2     Sothebys Holdings, Inc., Class A                                    678,159
  29,969              2     Stericycle, Inc.                                                    1,468,481
  54,482              2     Swift Transportation Co.                                            1,088,278
  13,300                   Tecumseh Products Co., Class A                                       543,039
  26,762                   Teleflex, Inc.                                                       1,189,571
  31,750                   Trinity Industries, Inc.                                             954,723
  52,169              2     United Rentals, Inc.                                                1,035,033
  53,631                   Werner Enterprises, Inc.                                             1,068,866
  27,400                   York International Corp.                                             974,892
                           Total                                                                84,101,128
                           Information Technology--14.2%
  260,041             2     3Com Corp.                                                          1,282,002
  93,250              2     Activision, Inc.                                                    1,366,113
  59,057                   Acxiom Corp.                                                         1,299,254
  53,750                   Adtran, Inc.                                                         1,435,663
  61,363              2     Advanced Fibre Communications                                       1,028,444
  22,400              2     Advent Software, Inc.                                               355,264
  56,900              2     Alliance Data Systems Corp.                                         2,259,499
  76,119                   Arrow Electronics, Inc.                                              1,800,976
  41,538              2     Ascential Software Corp.                                            510,087
  321,004             2     Atmel Corp.                                                         1,373,897
  80,445              2     Avnet, Inc.                                                         1,562,242
  33,875              2     Avocent Corp.                                                       1,014,218
  81,300              2     Bisys Group, Inc.                                                   1,109,745
  57,657                   CDW Corp.                                                            3,707,345
  37,000              2     CSG Systems International, Inc.                                     606,800
  16,679              2     Cabot Microelectronics Corp.                                        591,938
  182,777             2     Cadence Design Systems, Inc.                                        2,462,006
  99,370              2     Ceridian Corp.                                                      1,788,660
  42,775                   Certegy, Inc.                                                        1,621,600
  55,638              2     Checkfree Corp.                                                     1,671,366
  87,600              2     Cognizant Technology Solutions Corp.                                2,413,380
  42,244              2     CommScope, Inc.                                                     870,226
  65,088              2     Credence Systems Corp.                                              583,188
  51,200              2     Cree, Inc.                                                          1,145,856
  86,058              2     Cypress Semiconductor Corp.                                         975,898
  58,238              2     DST Systems, Inc.                                                   2,653,323
  48,944                   Diebold, Inc.                                                        2,256,318
  48,832                   Fair Isaac & Co., Inc.                                               1,395,619
  78,132              2     Fairchild Semiconductor International, Inc., Class A                1,147,759
  23,551              2     Gartner Group, Inc., Class A                                        295,565
  65,400              2     Gartner Group, Inc., Class B                                        816,192
  43,813                   Harris Corp.                                                         2,080,241
  58,408                   Henry Jack & Associates, Inc.                                        1,124,354
  23,969                   Imation Corp.                                                        794,572
  49,038              2     Integrated Circuit System, Inc.                                     1,172,989
  69,958              2     Integrated Device Technology, Inc.                                  799,620
  44,631              2     International Rectifier Corp.                                       1,749,535
  92,313                   Intersil Holding Corp.                                               1,695,790
  42,838                   Keane, Inc.                                                          632,717
  58,494              2     Kemet Corp.                                                         590,204
  39,800              2     LTX Corp.                                                           323,574
  92,138              2     Lam Research Corp.                                                  2,197,491
  76,413              2     Lattice Semiconductor Corp.                                         374,424
  67,395              2     MPS Group, Inc.                                                     605,207
  47,726              2     Macromedia, Inc.                                                    964,065
  33,306              2     Macrovision Corp.                                                   720,742
  113,482             2     McAfee, Inc.                                                        2,040,406
  72,300              2     McData Corp., Class A                                               372,345
  47,319              2     Mentor Graphics Corp.                                               558,364
  63,713              2     Micrel, Inc.                                                        654,333
  143,620                  Microchip Technology, Inc.                                           4,160,671
  51,550                   National Instruments Corp.                                           1,497,528
  26,600              2     Newport Corp.                                                       381,444
  32,262                   Plantronics, Inc.                                                    1,247,894
  27,800              2     Plexus Corp.                                                        311,638
  66,131              2     Polycom, Inc.                                                       1,275,006
  70,500              2     Powerwave Technologies, Inc.                                        390,570
  109,459             2     Quantum Corp. - DLT & Storage Systems                               267,080
  129,051             2     RF Micro Devices, Inc.                                              763,982
  41,651              2     RSA Security, Inc.                                                  775,542
  37,700              2     Retek, Inc.                                                         153,062
  44,238                   Reynolds & Reynolds Co., Class A                                     977,660
  110,814             2     Sandisk Corp.                                                       2,694,996
  51,150              2     Semtech Corp.                                                       1,015,328
  35,625              2     Silicon Laboratories, Inc.                                          1,257,206
  77,479              2     Storage Technology Corp.                                            1,933,101
  65,575              2     Sybase, Inc.                                                        955,428
  106,239             2     Synopsys, Inc.                                                      2,686,784
  39,200              2     Tech Data Corp.                                                     1,468,432
  48,344              2     Titan Corp.                                                         578,678
  25,100              2     Transaction Systems Architects, Inc., Class A                       429,210
  90,525              2     Triquint Semiconductor, Inc.                                        366,626
  78,100              2     UTStarcom, Inc.                                                     1,426,106
  23,369              2     Varian, Inc.                                                        885,685
  110,909             2     Vishay Intertechnology, Inc.                                        1,719,090
  55,200              2     Wind River Systems, Inc.                                            540,960
  32,256              2     Zebra Technologies Corp., Class A                                   2,665,313
                           Total                                                                95,676,436
                           Materials--4.4%
  47,644                   Airgas, Inc.                                                         1,036,257
  28,081                   Albemarle Corp.                                                      864,895
  37,100                   Arch Coal, Inc.                                                      1,252,867
  38,313                   Bowater, Inc.                                                        1,429,075
  42,200                   Cabot Corp.                                                          1,606,976
  76,399                   Crompton Corp.                                                       456,102
  26,226                   Cytec Industries, Inc.                                               1,222,132
  24,181              2     FMC Corp.                                                           1,062,755
  28,319                   Ferro Corp.                                                          563,831
  29,400                   Glatfelter (P.H.) Co.                                                391,902
  78,257                   IMC Global, Inc.                                                     1,068,208
  34,500              2     Longview Fibre Co.                                                  445,395
  36,800                   Lubrizol Corp.                                                       1,274,384
  120,177                  Lyondell Chemical Co.                                                2,184,818
  31,445                   Martin Marietta Materials                                            1,375,719
  14,700                   Minerals Technologies, Inc.                                          821,289
  46,894                   Olin Corp.                                                           810,328
  73,251                   Packaging Corp. of America                                           1,711,143
  44,113                   Peabody Energy Corp.                                                 2,478,268
  21,038                   Potlatch Corp.                                                       843,413
  78,469                   RPM, Inc.                                                            1,180,958
  22,100              2     Scotts Co.                                                          1,348,100
  33,975                   Sensient Technologies Corp.                                          701,244
  65,523                   Sonoco Products Co.                                                  1,697,701
  34,688                   Valspar Corp.                                                        1,699,712
                           Total                                                                29,527,472
                           Telecommunication Services--0.5%
  156,890             2     Cincinnati Bell, Inc.                                               633,836
  38,688                   Telephone and Data System, Inc.                                      2,936,419
                           Total                                                                3,570,255
                           Utilities--6.4%
  44,432                   AGL Resources, Inc.                                                  1,312,966
  72,513                   Alliant Energy Corp.                                                 1,878,812
  61,951                   Aqua America, Inc.                                                   1,204,947
  121,600             2     Aquila, Inc.                                                        398,848
  21,969                   Black Hills Corp.                                                    606,784
  88,613                   DPL, Inc.                                                            1,767,829
  51,500                   Duquesne Light Holdings, Inc.                                        976,955
  96,100                   Energy East Corp.                                                    2,340,996
  43,050                   Equitable Resources, Inc.                                            2,207,604
  51,844                   Great Plains Energy, Inc.                                            1,487,404
  58,324                   Hawaiian Electric Industries, Inc.                                   1,489,012
  28,206                   Idacorp, Inc.                                                        775,665
  75,976                   MDU Resources Group, Inc.                                            1,857,613
  36,188                   NSTAR                                                                1,693,598
  55,363                   National Fuel Gas Co.                                                1,413,971
  86,845                   Northeast Utilities Co.                                              1,624,002
  58,757                   OGE Energy Corp.                                                     1,462,462
  69,282                   ONEOK, Inc.                                                          1,454,922
  44,143                   PNM Resources, Inc.                                                  919,940
  116,757                  Pepco Holdings, Inc.                                                 2,101,626
  66,757                   Puget Energy, Inc.                                                   1,441,951
  56,088                   Questar Corp.                                                        2,298,486
  74,145                   SCANA Corp.                                                          2,715,190
  84,370              2     Sierra Pacific Resources                                            693,521
  48,504                   Vectren Corp.                                                        1,200,474
  30,500                   WGL Holdings, Inc.                                                   836,920
  23,657                   WPS Resources Corp.                                                  1,085,620
  59,226                   Westar Energy, Inc.                                                  1,194,588
  81,145                   Wisconsin Energy Corp.                                               2,608,812
                           Total                                                                43,051,518
                           Total Common Stocks (identified cost $559,850,581)                   646,863,250
                           U.S. Treasury--0.9%
$ 6,335,000           3    United States Treasury Bill, 10/14/2004 (identified cost
                           $6,314,022)                                                          6,317,642
                           Mutual Fund--3.3%
  22,118,337          4    Prime Value Obligations Fund, IS Shares (at net asset value)         22,118,337
                           Total Investments--100.0%
                            (identified cost $588,282,940)5                                     675,299,229
                           other assets and liabilities - net - 0.0%                            189,315
                           total net assets--100%                                           $    675,488,544


1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $27,507,250 at July 31, 2004, which represents 4.1% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 99.8%. At July 31, 2004, the Fund had outstanding future contracts as set forth below:

Expiration Date  Contracts to Receive         Position  Unrealized Depreciation
September 2004   95 S& P 400 Mid Cap Futures  Long      (510,075)

2    Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4    Affiliated company.

5 The cost of investments for federal tax purposes amounts to $588,282,940. The net unrealized appreciation of investments for federal tax purposes was $87,016,289. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $127,868,619 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,852,330.

Note: The categories of investments are shown as a percentage of net assets at July 31, 2004.











Federated Mini-Cap Index Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Shares                                                                              Value
                  Common Stocks--100.5%1
                  Consumer Discretionary--15.3%
  600         2    1-800 CONTACTS, Inc.                                              $   7,800
  2,179       2    1-800-FLOWERS.COM, Inc.                                               16,430
  1,251       2    4 Kids Entertainment, Inc.                                            27,247
  4,500       2    99 Cents Only Stores                                                  64,485
  1,400       2    A.C. Moore Arts & Crafts, Inc.                                        35,210
  3,225           ADVO, Inc.                                                             99,943
  3,300           AMC Entertainment, Inc.                                                62,997
  2,591           Aaron Rents, Inc.                                                      83,223
  1,600           Action Performance Cos., Inc.                                          17,280
  1,526           Advanced Marketing Services, Inc.                                      17,290
  5,500       2    Aeropostale, Inc.                                                     167,640
  531         2    Aftermarket Technology Co.                                            7,960
  5,800       2    Alliance Gaming Corp.                                                 82,534
  3,600       2    Alloy Online, Inc.                                                    18,522
  500             Ambassadors Group, Inc.                                                13,300
  600         2    America's Car-Mart, Inc.                                              18,300
  6,600       2    American Greetings Corp., Class A                                     153,912
  1,300           Ameristar Casinos, Inc.                                                34,944
  2,182           Applica, Inc.                                                          11,237
  3,200           Arbitron, Inc.                                                         110,176
  1,729           Arctic Cat, Inc.                                                       46,908
  2,540       2    Argosy Gaming Corp.                                                   82,880
  6,700           ArvinMeritor, Inc.                                                     133,129
  900         2    Asbury Automotive Group, Inc.                                         12,267
  3,617       2    Aztar Corp.                                                           87,785
  1,196           Bandag, Inc.                                                           53,401
  1,100           Bassett Furniture Industries, Inc.                                     21,010
  593         2    Beasley Broadcast Group, Inc., Class A                                8,640
  1,490           Beazer Homes USA, Inc.                                                 139,166
  1,700       2    Big 5 Sporting Goods Corp.                                            36,329
  700             Blair Corp.                                                            19,180
  600         2    Blue Nile, Inc.                                                       16,890
  3,000           Blyth Industries, Inc.                                                 104,460
  3,863           Bob Evans Farms, Inc.                                                  102,833
  2,236       2    Boca Resorts, Inc., Class A                                           43,602
  3,700       2    Bombay Co., Inc.                                                      21,867
  1,000           Bon-Ton Stores, Inc.                                                   13,810
  3,396           Boyd Gaming Corp.                                                      89,281
  1,200           Brookfield Homes Corp.                                                 32,472
  2,050       2    Brookstone, Inc.                                                      35,936
  1,839           Brown Shoe Co., Inc.                                                   59,271
  724             Buckle, Inc.                                                           19,910
  900         2    Buffalo Wild Wings, Inc.                                              26,586
  1,600           Building Materials Holding Corp.                                       32,040
  1,856           Burlington Coat Factory Warehouse                                      33,668
  4,800           CBRL Group, Inc.                                                       159,456
  3,850       2    CEC Entertainment, Inc.                                               139,947
  4,700       2    CKE Restaurants, Inc.                                                 67,774
  4,394       2    CSK Auto Corp.                                                        60,857
  678             CSS Industries, Inc.                                                   21,533
  1,500       2    Cache, Inc.                                                           23,310
  2,000       2    California Pizza Kitchen, Inc.                                        39,780
  7,000           Callaway Golf Co.                                                      77,000
  500         2    Carmike Cinemas, Inc.                                                 17,100
  300         2    Carter's, Inc.                                                        8,187
  2,900       2    Casual Male Retail Group, Inc.                                        17,806
  4,900       2    Catalina Marketing Corp.                                              97,853
  2,025           Cato Corp., Class A                                                    42,262
  7,298       2    Champion Enterprises, Inc.                                            71,010
  1,200       2    Charlotte Russe Holdings, Inc.                                        24,648
  11,971      2    Charming Shoppes, Inc.                                                87,867
  27,900      2    Charter Communications, Inc., Class A                                 86,211
  700             Cherokee, Inc.                                                         17,101
  1,100       2    Chicago Pizza & Brewery, Inc.                                         16,533
  1,621       2    Children's Place Retail Stores, Inc.                                  33,230
  3,925           Christopher & Banks Corp.                                              64,252
  585             Churchill Downs, Inc.                                                  22,540
  1,000       2    Circle Group Holdings, Inc.                                           2,480
  1,425           Coachmen Industries, Inc.                                              22,159
  2,343       2    Coldwater Creek, Inc.                                                 44,095
  1,400       2    Cole National Corp., Class A                                          38,094
  3,956       2    Collins & Aikman Corp.                                                20,176
  200         2    Conn's, Inc.                                                          3,342
  6,900           Cooper Tire & Rubber Co.                                               161,805
  1,300       2    Cosi, Inc.                                                            7,527
  2,450       2    Cost Plus, Inc.                                                       81,977
  600             Courier Corp.                                                          24,600
  1,871       2    Crown Media Holdings, Inc., Class A                                   13,041
  5,618       2    Cumulus Media, Inc., Class A                                          82,472
  2,500       2    DHB Industries, Inc.                                                  38,025
  1,200       2    Dave & Buster's, Inc.                                                 20,448
  400             Deb Shops, Inc.                                                        9,168
  1,200       2    Deckers Outdoor Corp.                                                 35,100
  1,200       2    Department 56, Inc.                                                   18,504
  3,100       2    Dick's Sporting Goods, Inc.                                           100,750
  400         2    Dominion Homes, Inc.                                                  8,648
  968             Dover Downs Gaming & Entertainment, Inc.                               9,477
  1,569           Dover Motorsports, Inc.                                                6,825
  2,534       2    Dress Barn, Inc.                                                      42,445
  1,000       2    Drew Industries, Inc.                                                 38,170
  3,300       2    Drugstore.com, Inc.                                                   9,207
  5,100       2    Emmis Communications, Corp., Class A                                  100,572
  400         2    Empire Resorts, Inc.                                                  4,028
  4,000       2    Entravision Communications Corp.                                      28,280
  400             Escalade, Inc.                                                         4,352
  3,100           Ethan Allen Interiors, Inc.                                            115,165
  2,200       2    Exide Corp.                                                           35,662
  100         2    F.A.O., Inc.                                                          4
  1,900       2    Finish Line, Inc., Class A                                            54,093
  500         2    Fisher Communications, Inc.                                           25,050
  5,574       2    Fleetwood Enterprises, Inc.                                           74,915
  4,403           Freds, Inc.                                                            79,474
  5,000           Furniture Brands International, Inc.                                   114,900
  1,600       2    GSI Commerce, Inc.                                                    13,120
  1,296       2    Game Group PLC                                                        32,543
  2,100       2    GameStop Corp.                                                        32,340
  200         2    Gander Mountain, CO                                                   4,290
  2,778       2    Gaylord Entertainment Co.                                             81,006
  2,254       2    Genesco, Inc.                                                         48,371
  2,000           Goody's Family Clothing, Inc.                                          17,440
  15,800      2    Goodyear Tire & Rubber Co.                                            173,010
  4,200           Gray Television, Inc.                                                  50,064
  99              Grey Global Group, Inc.                                                88,110
  1,745       2    Group 1 Automotive, Inc.                                              51,896
  1,145       2    Guess ?, Inc.                                                         18,549
  2,697       2    Guitar Center, Inc.                                                   121,230
  3,200       2    Gymboree Corp.                                                        50,656
  2,600           Hancock Fabrics, Inc.                                                  30,004
  2,529           Handleman Co.                                                          54,298
  5,100       2    Harris Interactive, Inc.                                              32,691
  1,100           Hartmarx Corp.                                                         8,294
  1,648           Haverty Furniture Cos., Inc.                                           30,636
  3,400       2    Hayes Lemmerz International, Inc.                                     44,370
  2,725       2    Hibbett Sporting Goods, Inc.                                          51,939
  6,500           Hollinger International, Inc.                                          107,575
  5,431       2    Hollywood Entertainment Corp.                                         70,114
  200             Hooker Furniture Corp.                                                 5,362
  5,066       2    Hot Topic, Inc.                                                       80,651
  2,095           IHOP Corp.                                                             77,494
  1,292       2    Information Holdings, Inc.                                            35,272
  4,700       2    Insight Communication Co.                                             41,360
  5,496       2    Insight Enterprises, Inc.                                             88,156
  3,200       2    Interactive Data Corp.                                                56,032
  4,605       2    Interface, Inc.                                                       38,314
  1,923       2    Isle of Capri Casinos, Inc.                                           31,095
  2,050       2    J. Jill Group, Inc.                                                   38,069
  3,043       2    JAKKS Pacific, Inc.                                                   61,073
  3,837       2    Jack in the Box, Inc.                                                 122,400
  2,950       2    Jarden Corp.                                                          106,613
  1,940       2    Jo-Ann Stores, Inc.                                                   51,449
  1,050       2    Jos A. Bank Clothiers, Inc.                                           32,267
  1,500           Journal Communications, Inc., Class A                                  26,760
  3,819       2    Journal Register Co.                                                  74,089
  2,700           K-Swiss, Inc., Class A                                                 48,600
  3,000       2    K2, Inc.                                                              42,750
  3,039           Kellwood Co.                                                           122,016
  869             Kenneth Cole Productions, Inc., Class A                                27,886
  1,200       2    Keystone Automotive Industries, Inc.                                  33,888
  2,296           Kimball International, Inc., Class B                                   31,593
  1,600       2    Kirkland's, Inc.                                                      16,816
  5,400       2    Krispy Kreme Doughnuts, Inc.                                          84,996
  1,000       2    LKQ Corp.                                                             17,770
  18,468      2    La Quinta Properties, Inc.                                            141,465
  5,700           La-Z Boy Chair Co.                                                     98,496
  2,100       2    Lakes Gaming, Inc.                                                    22,176
  2,263           Landrys Seafood Restaurants, Inc.                                      68,410
  2,500       2    Leapfrog Enterprises, Inc.                                            49,500
  1,449           Libbey, Inc.                                                           32,574
  1,590           Liberty Corp.                                                          69,801
  600             Lifetime Hoan Corp.                                                    9,858
  2,800       2    Lin TV Corp., Class A                                                 50,820
  4,682       2    Linens 'N Things, Inc.                                                124,635
  1,400           Lithia Motors, Inc., Class A                                           32,704
  1,058       2    Lodgenet Entertainment                                                17,224
  2,009           Lone Star Steakhouse & Saloon                                          48,698
  1,400           M/I Schottenstein Homes, Inc.                                          53,186
  3,300       2    MTR Gaming Group, Inc.                                                32,043
  5,400       2    Magna Entertainment Corp., Class A                                    35,262
  2,017           Marcus Corp.                                                           35,479
  900             Marine Products Corp.                                                  14,805
  900         2    MarineMax, Inc.                                                       22,131
  1,896       2    Martha Stewart Living Omnimedia                                       21,406
  5,900       2    Mediacom Communications Corp.                                         38,763
  3,531       2    Mens Wearhouse, Inc.                                                  93,536
  1,000           Meritage Corp.                                                         61,900
  1,889       2    Midas, Inc.                                                           33,719
  2,621           Modine Manufacturing Co.                                               77,739
  2,679           Monaco Coach Corp.                                                     65,046
  1,000       2    Monro Muffler Brake, Inc.                                             22,110
  1,600           Movado Group, Inc.                                                     24,016
  3,275           Movie Gallery, Inc.                                                    56,952
  2,700       2    Multimedia Games, Inc.                                                51,111
  536             National Presto Industries, Inc.                                       21,558
  2,600       2    Navarre Corp.                                                         41,808
  1,500       2    Navigant International, Inc.                                          23,895
  1,700       2    Nexstar Broadcasting Group, Inc., Class A                             16,694
  900             Noble International Ltd.                                               18,171
  2,221       2    O' Charleys, Inc.                                                     39,045
  2,400           Oakley, Inc.                                                           25,920
  1,500       2    Orbitz, Inc., Class A                                                 25,965
  1,159           OshKosh B'Gosh, Inc., Class A                                          25,996
  1,100       2    Overstock.com, Inc.                                                   38,577
  1,300           Oxford Industries, Inc.                                                51,441
  2,610       2    P. F. Chang's China Bistro, Inc.                                      115,962
  1,100       2    PC Mall, Inc.                                                         18,469
  1,243       2    Palm Harbor Homes, Inc.                                               19,913
  2,900            Panera Bread Co.
              2                                                                          106,981
  1,553       2    Papa Johns International, Inc.                                        47,165
  1,100       2    Party City Corp.                                                      15,202
  6,443       2    Paxson Communications Corp.                                           19,587
  7,200       2    Payless ShoeSource, Inc.                                              93,168
  3,720       2    Penn National Gaming, Inc.                                            133,920
  5,956           Pep Boys-Manny Moe & Jack                                              123,289
  900         2    Perry Ellis International, Inc.                                       21,204
  1,700       2    PetMed Express, Inc.                                                  6,953
  2,595           Phillips Van Heusen Corp.                                              49,227
  3,711           Pinnacle Entertainment, Inc.                                           41,897
  1,440       2    Playboy Enterprises, Inc., Class B                                    16,070
  2,450       2    Priceline.com, Inc.                                                   58,016
  4,871       2    Prime Hospitality Corp.                                               44,716
  14,000      2    Primedia, Inc.                                                        33,600
  2,516       2    ProQuest Co.                                                          62,900
  100         2    Provide Commerce, Inc.                                                1,636
  917             Pulitzer, Inc.                                                         42,411
  5,768       2    Quiksilver, Inc.                                                      124,358
  2,357       2    R.H. Donnelley Corp.                                                  106,961
  1,700       2    RC2 Corp.                                                             53,380
  3,695       2    Rare Hospitality International, Inc.                                  104,236
  9,600           Readers Digest Association, Inc., Class A                              137,088
  400         2    Reading International, Inc., Class A                                  3,140
  1,200       2    Red Robin Gourmet Burgers                                             40,920
  3,116       2    Regent Communications, Inc.                                           18,010
  2,553       2    Rent-Way, Inc.                                                        19,199
  3,500       2    Restoration Hardware, Inc.                                            22,890
  700         2    Retail Ventures, Inc.                                                 5,628
  1,070           Russ Berrie & Co., Inc.                                                20,373
  2,991           Russell Corp.                                                          52,911
  4,654       2    Ryans Restaurant Group, Inc.                                          67,436
  3,892           SCP Pool Corp.                                                         160,467
  1,461       2    Saga Communications, Inc., Class A                                    26,006
  933         2    Salem Communications Corp.                                            23,698
  1,076           Sauer-Danfoss, Inc.                                                    18,249
  2,800       2    Scholastic Corp.                                                      77,028
  5,400       2    Scientific Games Holdings Corp.                                       96,174
  4,000       2    Select Comfort Corp.                                                  81,720
  1,500       2    Sharper Image Corp.                                                   40,050
  800         2    Shoe Carnival, Inc.                                                   10,704
  3,317           Shopko Stores, Inc.                                                    51,579
  2,600       2    Shuffle Master, Inc.                                                  83,174
  4,931           Sinclair Broadcast Group, Inc.                                         48,866
  9,700           Six Flags, Inc.                                                        45,784
  2,336       2    Skechers USA, Inc., Class A                                           32,120
  625             Skyline Corp.                                                          23,375
  2,900           Sonic Automotive, Inc.                                                 64,815
  6,619       2    Sonic Corp.                                                           152,237
  2,700       2    Source Information Management Co.                                     25,110
  4,324       2    Spanish Broadcasting System, Inc.                                     37,143
  1,436           Speedway Motorsports, Inc.                                             49,614
  2,380       2    Sports Authority, Inc.                                                60,690
  1,000       2    Sports Resorts Int'l, Inc.                                            3,760
  1,900       2    Stage Stores, Inc.                                                    67,374
  1,908       2    Stamps.com, Inc.                                                      19,996
  1,200           Standard Motor Products, Inc.                                          17,160
  800             Stanley Furniture Co., Inc.                                            33,520
  2,161       2    Stein Mart, Inc.                                                      39,201
  700         2    Steinway Musical Instruments                                          20,846
  1,170       2    Steven Madden Ltd.                                                    21,996
  1,298       2    Stoneridge, Inc.                                                      19,055
  300         2    Strattec Security Corp.                                               19,200
  4,119           Stride Rite Corp.                                                      42,838
  2,252           Sturm Ruger & Co., Inc.                                                23,443
  2,500       2    Sunterra Corp.                                                        27,925
  2,491           Superior Industries International, Inc.                                81,431
  200         2    Systemax, Inc.                                                        1,252
  2,000       2    TBC Corp.                                                             47,860
  450             Technical Olympic USA, Inc.                                            9,752
  1,200       2    Tempur-Pedic International, Inc.                                      15,084
  4,300       2    Tenneco Automotive, Inc.                                              59,813
  2,963           The Nautilus Group, Inc.                                               54,875
  2,369           The Steak 'n Shake Co.                                                 40,557
  1,000           Thomas Nelson, Inc.                                                    21,550
  3,836           Thor Industries, Inc.                                                  120,105
  5,631       2    TiVo, Inc.                                                            31,815
  3,626       2    Too, Inc.                                                             54,317
  7,536       2    Tower Automotive, Inc.                                                23,738
  3,400       2    Tractor Supply Co.                                                    123,284
  2,414       2    Trans World Entertainment Corp.                                       23,971
  3,742           Triarc Cos., Inc., Class B                                             36,522
  2,308       2    Tuesday Morning Corp.                                                 74,225
  5,396           Tupperware Corp.                                                       92,649
  900             Unifirst Corp.                                                         26,748
  1,717           United Auto Group, Inc.                                                47,114
  1,408       2    Universal Electronics, Inc.                                           24,387
  1,943       2    Vail Resorts, Inc.                                                    37,908
  5,000       2    Valassis Communications, Inc.                                         146,200
  174             Value Line, Inc.                                                       6,114
  2,167       2    Valuevision International, Inc., Class A                              25,051
  13,400          Visteon Corp.                                                          137,752
  3,100       2    WCI Communities, Inc.                                                 66,743
  1,673       2    WESCO International, Inc.                                             34,380
  2,056           WMS Industries, Inc.                                                   56,005
  4,500       2    Warnaco Group, Inc.                                                   85,050
  1,300       2    West Marine, Inc.                                                     26,858
  400         2    William Lyon Homes, Inc.                                              30,588
  2,624           Winnebago Industries, Inc.                                             96,694
  4,560           Wolverine World Wide, Inc.                                             106,613
  1,197           World Wrestling Entertainment, Inc.                                    15,214
  4,786       2    Yankee Candle Co., Inc., The                                          138,890
  2,226       2    Young Broadcasting, Inc., Class A                                     23,796
  5,900       2    Zale Corp.                                                            160,126
  946         2    bebe stores, Inc.                                                     18,381
                  Total                                                                  15,072,135
                  Consumer Staples--3.0%
  400             Alico, Inc.                                                            15,436
  1,643           American Italian Pasta Co., Class A                                    48,321
  100             Arden Group, Inc., Class A                                             8,300
  100         2    Aurora Foods, Inc.                                                    0
  1,200           Cal-Maine Foods, Inc.                                                  14,220
  5,454           Casey's General Stores, Inc.                                           88,246
  1,650       2    Central European Distribution Corp.                                   39,781
  2,100       2    Central Garden & Pet Co.                                              59,598
  2,000       2    Chattem, Inc.                                                         57,620
  3,800       2    Chiquita Brands International                                         74,252
  342             Coca-Cola Bottling Co.                                                 19,388
  3,748           Corn Products International, Inc.                                      161,614
  420         2    Del Laboratories, Inc.                                                14,414
  4,354           Delta & Pine Land Co.                                                  97,747
  4,700           Dimon, Inc.                                                            25,380
  3,267       2    Duane Reade, Inc.                                                     53,807
  2,600       2    Elizabeth Arden, Inc.                                                 51,142
  710             Farmer Brothers Co.                                                    18,389
  3,650           Flowers Foods, Inc.                                                    95,265
  2,347       2    Great Atlantic & Pacific Tea Co., Inc.                                16,194
  2,866       2    Hain Celestial Group, Inc.                                            47,375
  800         2    Hansen Natural Corp.                                                  16,400
  1,990           Ingles Markets, Inc., Class A                                          22,766
  500             Inter Parfums, Inc.                                                    8,315
  4,668       2    Interstate Bakeries Corp.                                             45,886
  700         2    J&J Snack Foods Corp.                                                 25,711
  2,600           Lancaster Colony Corp.                                                 104,728
  3,395           Lance, Inc.                                                            51,061
  3,153           Longs Drug Stores Corp.                                                66,213
  1,000       2    M & F Worldwide Corp.                                                 13,060
  1,200           MGP Ingredients, Inc.                                                  18,204
  800             Mannatech, Inc.                                                        7,624
  300             Maui Land & Pineapple Co., Inc.                                        10,080
  1,162       2    Mondavi Robert Corp., Class A                                         40,310
  1,700           Nash Finch Co.                                                         44,914
  700         2    National Beverage Corp.                                               5,845
  1,700           Natures Sunshine Products, Inc.                                        25,296
  4,100       2    NeighborCare, Inc.                                                    105,124
  5,407           Nu Skin Enterprises, Inc., Class A                                     147,665
  4,000       2    Pathmark Stores, Inc.                                                 28,560
  1,200       2    Peet's Coffee & Tea, Inc.                                             29,088
  4,500       2    Performance Food Group Co.                                            111,510
  3,025       2    Playtex Products, Inc.                                                21,387
  3,067       2    Ralcorp Holdings, Inc.                                                111,853
  3,619       2    Rayovac Corp.                                                         96,736
  13,555      2    Revlon, Inc., Class A                                                 31,177
  567             Riviana Foods, Inc.                                                    14,566
  3,464           Ruddick Corp.                                                          67,756
  1,200           Sanderson Farms, Inc.                                                  57,876
  700         2    Sanfilippo (John B. & Sons), Inc.                                     18,585
  33              Seaboard Corp.                                                         17,127
  1,269       2    Smart & Final, Inc.                                                   19,048
  1,000           Standard Commercial Corp.                                              15,600
  4,300       2    Star Scientific, Inc.                                                 16,856
  800         2    The Boston Beer Co., Inc., Class  A                                   18,384
  1,000       2    The Pantry, Inc.                                                      21,790
  4,048           Topps Co.                                                              38,213
  1,300       2    USANA, Inc.                                                           38,675
  4,472       2    United Natural Foods, Inc.                                            96,908
  2,788           Universal Corp.                                                        134,465
  2,742           Vector Group Ltd.                                                      43,296
  2,149           WD 40 Co.                                                              56,691
  1,200           Weis Markets, Inc.                                                     38,268
  3,728       2    Wild Oats Markets, Inc.                                               46,973
  7,700           Winn-Dixie Stores, Inc.                                                48,664
                  Total                                                                  3,005,743
                  Energy--5.2%
  700         2    Atlas America, Inc.                                                   14,056
  842         2    Atwood Oceanics, Inc.                                                 32,552
  1,697           Berry Petroleum Co., Class A                                           51,351
  1,200       2    Brigham Exploration Co.                                               10,704
  3,384           Cabot Oil & Gas Corp., Class A                                         148,794
  4,278       2    Cal Dive International, Inc.                                          132,618
  1,700       2    Callon Petroleum Corp.                                                22,916
  1,168           Carbo Ceramics, Inc.                                                   82,729
  2,300       2    Cheniere Energy, Inc.                                                 42,297
  4,300       2    Cimarex Energy Co.                                                    139,879
  400         2    Clayton Williams Energy, Inc.                                         9,928
  3,646       2    Comstock Resources, Inc.                                              76,712
  2,100       2    Delta Petroleum Corp.                                                 27,321
  5,159       2    Denbury Resources, Inc.                                               112,724
  681         2    Dril-Quip, Inc.                                                       12,837
  1,800       2    Edge Petroleum Corp.                                                  30,780
  1,900       2    Encore Aquisition Co.                                                 55,993
  2,400       2    Energy Partners Ltd.                                                  37,536
  2,000       2    FX Energy, Inc.                                                       16,860
  4,800           Forest Oil Corp.                                                       135,792
  3,217           Frontier Oil Corp.                                                     69,005
  1,400       2    Giant Industries, Inc.                                                33,880
  9,700       2    Global Industries Ltd.                                                48,985
  18,598      2    Grey Wolf, Inc.                                                       83,505
  1,239           Gulf Island Fabrication, Inc.                                          24,941
  1,400       2    Gulfmark Offshore, Inc.                                               20,580
  7,300       2    Hanover Compressor Co.                                                85,702
  3,500       2    Harvest Natural Resources, Inc.                                       48,230
  4,800           Helmerich & Payne, Inc.                                                121,536
  1,000           Holly Corp.                                                            39,410
  2,000       2    Hydril Co.                                                            71,300
  5,364       2    Input/Output, Inc.                                                    51,655
  4,500       2    KCS Energy, Inc.                                                      66,510
  3,600       2    KFX, Inc.                                                             28,548
  14,600      2    Key Energy Group, Inc.                                                147,168
  2,968       2    Lone Star Technologies, Inc.                                          98,894
  600             Lufkin Industries, Inc.                                                19,710
  8,125       2    Magnum Hunter Resources, Inc.                                         87,100
  1,800       2    Matrix Services Co.                                                   12,510
  4,403       2    Maverick Tube Corp.                                                   126,983
  1,500       2    McMoRan Exploration Co.                                               22,785
  5,186       2    Meridian Resource Corp.                                               43,303
  5,200       2    Mission Resources Corp.                                               28,652
  1,591       2    NS Group, Inc.                                                        27,111
  8,683       2    Newpark Resources, Inc.                                               52,966
  2,892       2    Oceaneering International, Inc.                                       95,638
  2,109           Offshore Logistics, Inc.                                               61,056
  2,300       2    Oil States International, Inc.                                        37,858
  2,806           Overseas Shipholding Group, Inc.                                       126,017
  11,537      2    Parker Drilling Co.                                                   44,533
  2,122           Penn Virginia Corp.                                                    79,978
  2,000       2    Petroleum Development Corp.                                           53,220
  8,539       2    Plains Exploration & Production Co.                                   178,038
  2,800       2    Quicksilver Resources, Inc.                                           88,676
  1,161           RPC Energy Services, Inc.                                              17,914
  6,600           Range Resources Corp.                                                  110,550
  2,500       2    Remington Oil & Gas Corp.                                             59,125
  1,500           Resource America, Inc., Class A                                        33,375
  1,906       2    SEACOR SMIT, Inc.                                                     80,624
  600         2    Seabulk International, Inc.                                           5,430
  4,083       2    Southwestern Energy Co.                                               131,432
  2,610       2    Spinnaker Exploration Co.                                             93,360
  3,258           St. Mary Land & Exploration Co.                                        111,782
  2,431       2    Stone Energy Corp.                                                    109,978
  5,019       2    Superior Energy Services, Inc.                                        56,112
  2,923       2    Swift Energy Co.                                                      66,323
  3,800       2    Syntroleum Corp.                                                      20,900
  6,820       2    Tesoro Petroleum Corp.                                                197,780
  2,700       2    Tetra Technologies, Inc.                                              71,145
  1,420       2    The Houston Exploration Co.                                           76,680
  500         2    Todco, Class A                                                        7,890
  1,802       2    Transmontaigne, Co.                                                   11,371
  3,838       2    Unit Corp.                                                            123,776
  1,767       2    Universal Compression Holdings, Inc.                                  57,975
  3,859       2    Veritas DGC, Inc.                                                     95,047
  5,234           Vintage Petroleum, Inc.                                                89,501
  3,000       2    W-H Energy Services, Inc.                                             60,300
  1,400       2    Whiting Petroleum Corp.                                               33,152
  1,100           World Fuel Services Corp.                                              41,800
                  Total                                                                  5,183,684
                  Financials--21.8%
  1,258           1st Source Corp.                                                       30,293
  2,400           21st Century Insurance Group                                           30,600
  900             ABC Bancorp                                                            15,786
  1,200       2    ACE Cash Express, Inc.                                                27,744
  500             ASTA Funding, Inc.                                                     7,550
  3,300           Acadia Realty Trust                                                    46,761
  1,900       2    Accredited Home Lenders Holding, Co.                                  59,517
  2,000           Advanta Corp., Class B                                                 44,440
  2,750       2    Affiliated Managers Group                                             126,252
  2,900           Affordable Residential Communities                                     44,370
  1,096           Alabama National Bancorp                                               62,724
  219         2    Alexander's, Inc.                                                     37,372
  2,250           Alexandria Real Estate Equities, Inc.                                  135,202
  3,462           Alfa Corp.                                                             46,806
  2,580           Amcore Financial, Inc.                                                 72,885
  4,300           AmerUs Group Co.                                                       165,550
  1,200       2    American Equity Investment Life Holding Co.                           10,812
  10,600          American Financial Realty Trust                                        140,450
  3,162           American Home Mortgage Investment Corp.                                81,738
  1,000       2    American Medical Security Group, Inc.                                 25,410
  900         2    American Physicians Capital, Inc.                                     24,030
  660         2    AmericanWest Bancorp.                                                 11,418
  2,588           Amli Residential Properties Trust                                      74,716
  2,405           Anchor Bancorp Wisconsin, Inc.                                         61,183
  5,000           Anthracite Capital, Inc.                                               54,850
  5,200           Anworth Mortgage Asset Corp.                                           55,120
  6,900       2    Apollo Investment Corp.                                               94,047
  200             Arbor Realty Trust, Inc.                                               3,800
  2,469       2    Argonaut Group, Inc.                                                  46,318
  857             Arrow Financial Corp.                                                  23,996
  900             Ashford Hospitality Trust                                              8,046
  500         2    Avatar Holdings, Inc.                                                 20,765
  200         2    BFC Financial Corp., Class A                                          2,048
  300             BKF Capital Group, Inc.                                                8,130
  873             Baldwin & Lyons, Inc., Class B                                         22,323
  289             BancFirst Corp.                                                        17,181
  300             BancTrust Financial Group, Inc.                                        5,274
  7,500           Bancorpsouth, Inc.                                                     158,400
  1,390           Bank Granite Corp.                                                     26,618
  7,235           Bank Mutual Corp.                                                      81,611
  900             Bank of the Ozarks, Inc.                                               22,995
  5,100           BankAtlantic Bancorp, Inc., Class A                                    93,024
  3,200       2    BankUnited Financial Corp., Class A                                   85,888
  1,000           Banner Corp.                                                           27,260
  1,773           Bedford Property Investors, Inc.                                       49,626
  600             Berkshire Hills Bancorp, Inc.                                          22,440
  1,200       2    Bluegreen Corp.                                                       14,052
  3,300           Boston Private Financial Holdings                                      76,593
  3,934           Brandywine Realty Trust                                                107,398
  1,000           Bristol West Holdings, Inc.                                            17,450
  5,950           Brookline Bancorp, Inc.                                                84,668
  700             Bryn Mawr Bank Corp.                                                   15,274
  450             CB Bancshares, Inc.                                                    41,400
  1,572       2    CNA Surety Corp.                                                      16,050
  2,929           CRT Properties, Inc.                                                   63,266
  3,840           CVB Financial Corp.                                                    79,334
  700             Camden National Corp.                                                  21,728
  3,572           Capital Automotive                                                     103,552
  837             Capital City Bank Group, Inc.                                          32,317
  500             Capital Corp. of the West                                              19,700
  100         2    Capital Crossing Bank                                                 5,145
  3,400       2    Capital Lease Funding, Inc.                                           33,830
  200             Capital Southwest Corp.                                                14,800
  200             Capital Trust, Inc.                                                    4,894
  800             Capitol Bancorp Ltd.                                                   20,680
  2,283           Capstead Mortgage Corp.                                                29,451
  6,000           CarrAmerica Realty Corp.                                               182,940
  1,625           Cascade Bancorp                                                        29,705
  2,757           Cash America International, Inc.                                       61,895
  2,179           Cathay Bancorp, Inc.                                                   146,015
  2,600           Cedar Shopping Centers, Inc.                                           32,162
  1,000           Center Financial Corp.                                                 15,140
  905         2    Central Coast Bancorp                                                 16,152
  1,568           Central Pacific Financial Corp.                                        42,477
  700             Century Bancorp, Inc., Class A                                         22,984
  2,100           Ceres Group, Inc.                                                      11,718
  200             Charter Financial Corp.                                                6,482
  4,360           Charter Municipal Mortgage Acceptance Co.                              84,802
  2,468           Chemical Financial Corp.                                               85,245
  3,650           Chittenden Corp.                                                       123,990
  4,800           Citizens Banking Corp.                                                 150,720
  900             Citizens First Bancorp, Inc.                                           21,150
  2,782       2    Citizens, Inc., Class A                                               15,635
  788             City Bank Lynwood, WA                                                  25,689
  2,100           City Holding Co.                                                       63,987
  1,700       2    Clark, Inc.                                                           25,772
  600             Clifton Savings Bancorp, Inc.                                          7,032
  1,325           CoBiz, Inc.                                                            18,152
  1,172           Coastal Financial Corp.                                                17,557
  1,884           Colonial Properties Trust                                              71,592
  600             Columbia Bancorp                                                       16,578
  1,721           Columbia Banking Systems, Inc.                                         37,466
  2,489           Commerce Group, Inc.                                                   120,492
  25              Commercial Bankshares, Inc.                                            700
  4,229           Commercial Capital Bancorp, Inc.                                       92,911
  4,574           Commercial Federal Corp.                                               120,433
  4,886           Commercial Net Lease Realty                                            83,062
  2,600           Community Bank System, Inc.                                            58,526
  971             Community Banks, Inc.                                                  25,838
  4,201           Community First Bankshares, Inc.                                       135,272
  1,131           Community Trust Bancorp, Inc.                                          34,122
  1,467       2    CompuCredit Corp.                                                     23,076
  300             Consolidated Tomoka Co.                                                11,460
  5,778           Cornerstone Realty Income Trust, Inc.                                  50,673
  4,000           Corporate Office Properties Trust                                      101,320
  1,100           Correctional Properties Trust                                          28,490
  1,562           Corus Bankshares, Inc.                                                 62,714
  3,400           Cousins Properties, Inc.                                               109,242
  2,262           Crawford & Co., Class B                                                11,400
  1,097       2    Credit Acceptance Corp.                                               14,700
  1,400       2    Danielson Holding Corp.                                               8,470
  2,575           Delphi Financial Group, Inc., Class A                                  104,416
  3,857           Dime Community Bancorp, Inc.                                           64,103
  1,300           Direct General Corp.                                                   38,662
  400             Donegal Group, Inc., Class A                                           8,400
  1,806           Downey Financial Corp.                                                 97,072
  100             EMC Insurance Group, Inc.                                              2,139
  5,474           East West Bancorp, Inc.                                                184,583
  2,087           EastGroup Properties, Inc.                                             67,681
  1,700       2    Education Lending Group, Inc.                                         28,220
  900         2    Encore Capital Group, Inc.                                            13,788
  2,732           Entertainment Properties Trust                                         96,604
  5,791           Equity Inns, Inc.                                                      52,524
  2,968           Equity One, Inc.                                                       53,572
  2,523           Essex Property Trust, Inc.                                             166,266
  1,228           FBL Financial Group, Inc., Class A                                     32,640
  600             FNB Corp.                                                              15,936
  4,300           FNB Corp.                                                              86,559
  500         2    FPIC Insurance Group, Inc.                                            11,850
  604             Farmers Capital Bank Corp.                                             20,385
  800         2    Federal Agricultural Mortgage Association, Class C                    14,680
  5,092       2    FelCor Lodging Trust, Inc.                                            58,049
  1,700           Fidelity Bankshares, Inc.                                              58,123
  1,729           Financial Federal Corp.                                                55,605
  800             Financial Institutions, Inc.                                           18,600
  1,100           First Acceptance Corp.                                                 7,590
  3,300           First BanCorp                                                          140,085
  700             First Bancorp, Inc.                                                    20,650
  964             First Busey Corp.                                                      27,917
  1,600       2    First Cash Financial Services, Inc.                                   32,080
  3,086           First Charter Corp.                                                    69,589
  667             First Citizens Bancshares, Inc., Class A                               79,373
  6,725           First Commmonwealth Financial Corp.                                    86,013
  1,400           First Community Bancorp                                                55,650
  968             First Community Bancshares, Inc.                                       31,847
  1,916           First Federal Capital Corp.                                            54,223
  3,441           First Financial Bancorp                                                59,873
  1,408           First Financial Bankshares, Inc.                                       56,348
  1,488           First Financial Corp.                                                  47,437
  1,472           First Financial Holdings, Inc.                                         42,909
  1,233           First Indiana Corp.                                                    23,353
  4,600           First Industrial Realty Trust                                          168,544
  1,915           First Merchants Corp.                                                  47,607
  4,500           First Midwest Bancorp, Inc.                                            151,965
  4,470           First National Bankshares of Florida                                   79,521
  8,690           First Niagara Financial Group, Inc.                                    105,931
  450             First Oak Brook Bancshares, Inc.                                       13,739
  1,200           First Place Financial Corp.                                            21,384
  1,300           First Republic Bank                                                    56,290
  900             First State Bancorporation                                             26,325
  1,738           FirstFed Financial Corp.                                               78,749
  3,350           Flagstar Bancorp, Inc.                                                 65,895
  1,725           Flushing Financial Corp.                                               29,808
  400         2    Franklin Bank Corp.                                                   6,304
  1,596           Frontier Financial Corp.                                               53,626
  5,100           GATX Corp.                                                             129,948
  250             GB&T Bancshares, Inc.                                                  5,255
  722             Gabelli Asset Management, Inc., Class A                                27,956
  3,007           Gables Residential Trust                                               99,381
  936             German American Bancorp                                                14,976
  1,600           Getty Realty Holding Corp.                                             37,376
  2,325           Glacier Bancorp, Inc.                                                  61,566
  2,293           Glenborough Realty Trust, Inc.                                         41,916
  3,665           Glimcher Realty Trust                                                  79,384
  4,810           Gold Banc Corp., Inc.                                                  74,796
  3,000           Government Properties Trust, Inc.                                      29,820
  863             Great American Financial Resources, Inc.                               13,083
  1,100           Great Southern Bancorp, Inc.                                           31,042
  5,700           Greater Bay Bancorp                                                    150,195
  1,000           Greenhill & Co., Inc.                                                  20,450
  2,906           Hancock Holding Co.                                                    87,267
  1,240           Hanmi Financial Corp.                                                  35,960
  2,475           Harbor Florida Bancshares, Inc.                                        71,255
  1,954           Harleysville Group, Inc.                                               36,931
  2,563           Harleysville National Corp.                                            60,154
  1,800           Harris & Harris Group, Inc.                                            18,378
  4,200           Healthcare Realty Trust, Inc.                                          151,704
  950             Heartland Financial USA, Inc.                                          17,186
  2,400           Heritage Property Investment                                           65,904
  2,600       2    Highland Hospitality Corp.                                            27,014
  6,000           Highwoods Properties, Inc.                                             139,200
  3,196           Hilb Rogal & Hamilton Co.                                              107,354
  3,415           Home Properties of New York, Inc.                                      128,404
  4,393           Horace Mann Educators Corp.                                            73,627
  1,000           Horizon Financial Corp.                                                19,500
  3,100           Hudson River Bancorp, Inc.                                             53,568
  6,900           IMPAC Mortgage Holdings, Inc.                                          158,355
  800         2    ITLA Capital Corp.                                                    32,152
  800             Iberiabank Corp.                                                       44,880
  32              Imperial Credit Industries, Inc., Warrants                             0
  540             Independence Holdings Co.                                              11,610
  1,400           Independent Bank Corp.- Massachusetts                                  39,662
  2,121           Independent Bank Corp.- Michigan                                       54,255
  2,100           Infinity Property & Casualty                                           60,438
  4,401           Innkeepers USA Trust                                                   46,166
  1,762           Integra Bank Corp.                                                     34,341
  1,000           Interchange Financial Services Corp.                                   23,870
  589             International Bancshares Corp.                                         22,706
  5,100       2    Investment Technology Group, Inc.                                     67,014
  4,300           Investors Real Estate Trust                                            42,484
  1,807           Irwin Financial Corp.                                                  48,301
  3,283       2    Jones Lang LaSalle, Inc.                                              95,207
  2,500           KNBT Bancorp, Inc.                                                     40,625
  355             Kansas City Life Insurance Co.                                         15,833
  3,300           Keystone Property Trust                                                78,408
  3,296           Kilroy Realty Corp.                                                    116,678
  11,200      2    Knight Trading Group, Inc.                                            95,312
  2,500           Kramont Realty Trust                                                   39,750
  1,800           LNR Property Corp.                                                     97,218
  1,400           LTC Properties, Inc.                                                   23,996
  2,620           LaSalle Hotel Properties                                               67,439
  4,800           Labranche & Co. Inc.                                                   39,312
  1,272           Lakeland Bancorp, Inc.                                                 20,390
  600             Lakeland Financial Corp.                                               18,780
  2,239           LandAmerica Financial Group, Inc.                                      88,441
  1,625           Levitt Corp.                                                           33,719
  4,430           Lexington Corporate Properties Trust                                   86,651
  2,900           Luminent Mortgage Capital, Inc.                                        31,117
  3,121           MAF Bancorp, Inc.                                                      125,308
  1,800           MB Financial, Inc.                                                     65,592
  1,338           MBT Financial Corp.                                                    25,315
  3,200           MCG Capital Corp.                                                      52,000
  7,900           MFA Mortgage Investments, Inc.                                         64,069
  871             Macatawa Bank Corp.                                                    23,517
  3,100           Maguire Properties, Inc.                                               76,725
  1,300           Main Street Banks, Inc.                                                35,581
  967             MainSource Financial Group, Inc.                                       18,180
  2,051           Manufactured Home Communities, Inc.                                    64,996
  100         2    Marlin Business Services, Inc.                                        1,646
  740             Mercantile Bancorporation, Inc.                                        25,500
  7,665           MeriStar Hospitality Corp.                                             44,457
  3,000           Metris Cos., Inc.                                                      19,950
  1,881           Mid-American Apartment Communities, Inc.                               67,434
  2,440           Mid-State Bancshares                                                   59,463
  788             Midland Co.                                                            22,497
  1,100           Midwest Banc Holdings, Inc.                                            20,900
  1,600           Mission West Properties, Inc.                                          16,320
  200             NASB Financial, Inc.                                                   7,898
  666             NBC Capital Corp.                                                      16,284
  3,423           NBT Bancorp, Inc.                                                      74,450
  2,500           Nara Bancorp, Inc.                                                     44,700
  3,200           National Financial Partners Corp.                                      107,776
  2,321           National Health Investors, Inc.                                        63,665
  2,331           National Penn Bancshares, Inc.                                         67,902
  191         2    National Western Life Insurance Co., Class A                          30,537
  6,901           Nationwide Health Properties, Inc.                                     131,809
  900         2    Navigators Group, Inc.                                                27,000
  400         2    Nelnet, Inc., Class A                                                 8,892
  5,717           Net.B@nk, Inc.                                                         61,401
  3,100           New Century Financial Corp.                                            145,855
  3,500           Newcastle Investment Corp.                                             99,015
  1,500           Northwest Bancorp, Inc.                                                31,410
  2,800           Novastar Financial, Inc.                                               112,308
  300             Nymagic, Inc.                                                          7,140
  1,008           OceanFirst Financial Corp.                                             23,335
  4,105       2    Ocwen Financial Corp.                                                 36,370
  6,919       2    Ohio Casualty Corp.                                                   129,385
  6,400           Old National Bancorp                                                   152,320
  1,398           Old Second Bancorp, Inc.                                               36,152
  839             Omega Financial Corp.                                                  25,925
  3,700           Omega Healthcare Investors                                             36,075
  1,629           Oriental Financial Group                                               41,458
  1,500           Origen Financial, Inc.                                                 11,625
  200             Orleans Homebuilders, Inc.                                             3,320
  1,551           PFF Bancorp, Inc.                                                      56,953
  3,219       2    PMA Capital Corp.                                                     24,979
  1,329           PS Business Parks, Inc.                                                53,426
  4,689           Pacific Capital Bancorp                                                129,979
  1,300           Park National Corp.                                                    153,036
  1,440           Parkway Properties, Inc.                                               63,216
  2,222           Partners Trust Financial Group, Inc.                                   22,086
  670             Peapack-Gladstone Financial Corp.                                      20,904
  1,000           Penn-America Group, Inc.                                               13,000
  500             PennFed Financial Services, Inc.                                       16,455
  704             PennRock Financial Services Corp.                                      19,592
  3,296           Pennsylvania Real Estate Investment Trust                              114,932
  1,145           Peoples Bancorp, Inc.                                                  29,198
  800             Peoples Holding Co.                                                    26,080
  1,868       2    Philadelphia Consolidated Holding Corp.                               102,124
  9,800           Phoenix Companies, Inc.                                                101,626
  1,844       2    Piper Jaffray Cos., Inc.                                              75,143
  4,100           Post Properties, Inc.                                                  114,759
  4,336           Prentiss Properties Trust                                              148,551
  2,253           Presidential Life Corp.                                                39,540
  2,150           Price Legacy Corp.                                                     39,367
  2,100           PrivateBancorp, Inc.                                                   58,800
  2,680       2    ProAssurance Corp.                                                    84,929
  1,500           Prosperity Bancshares, Inc.                                            36,345
  3,072           Provident Bancorp, Inc.                                                33,946
  3,767           Provident Bankshares Corp.                                             112,596
  500             Provident Financial Holdings, Inc.                                     11,680
  6,630           Provident Financial Services, Inc.                                     117,026
  500             Quaker City Bancorp, Inc.                                              27,405
  2,872           R&G Financial Corp., Class B                                           100,750
  2,600           RAIT Investment Trust                                                  63,024
  2,010           RLI Corp.                                                              73,968
  1,100           Ramco-Gershenson Properties                                            28,281
  3,900           Realty Income Corp.                                                    158,028
  1,900           Redwood Trust, Inc.                                                    107,863
  845             Republic Bancorp, Inc.                                                 17,010
  6,251           Republic Bancorp, Inc.                                                 91,577
  1,700           Rewards Network, Inc.                                                  11,560
  2,120           Riggs National Corp.                                                   47,255
  444             Royal Bancshares of Pennsylvania                                       10,476
  2,471           S & T Bancorp, Inc.                                                    82,210
  1,100           S.Y. Bancorp, Inc.                                                     24,090
  850             SCBT Financial Corp.                                                   24,370
  1,542           SWS Group, Inc.                                                        21,125
  500             Safety Insurance Group, Inc.                                           10,200
  1,200           Sanders Morris Harris Group, Inc.                                      15,012
  1,519           Sandy Spring Bancorp, Inc.                                             47,332
  514             Santander BanCorp                                                      11,815
  1,229           Saul Centers, Inc.                                                     36,870
  3,300       2    Saxon Capital, Inc.                                                   77,616
  1,220           Seacoast Banking Corp. of Florida                                      23,180
  300             Secutity Bank Corp.                                                    9,843
  3,196           Selective Insurance Group, Inc.                                        115,088
  5,243           Senior Housing Properties Trust                                        87,558
  200         2    Signature Bank                                                        4,996
  3,900           Silicon Valley Bancshares                                              142,779
  1,400           Simmons 1st National Corp., Class A                                    34,496
  300             Smithtown Bancorp, Inc.                                                9,753
  600             Southern Community Financial Corp.                                     5,970
  925             Southside Bancshares, Inc.                                             18,435
  1,100           Southwest Bancorp, Inc.                                                20,592
  7,590           Southwest Bancorp. of Texas, Inc.                                      154,457
  1,455           Sovran Self Storage, Inc.                                              56,439
  1,247           State Auto Financial Corp.                                             38,570
  761             State Bancorp, Inc.                                                    17,419
  600             State Financial Services Corp., Class A                                17,028
  1,370           Sterling Bancorp                                                       36,935
  5,274           Sterling Bancshares, Inc.                                              68,773
  2,250           Sterling Financial Corp.                                               54,675
  2,339       2    Sterling Financial Corp.                                              74,006
  1,777           Stewart Information Services Corp.                                     62,995
  200             Stifel Financial Corp.                                                 4,848
  1,200           Suffolk Bancorp                                                        35,964
  2,765           Summit Properties, Inc.                                                71,337
  1,181       2    Sun Bancorp, Inc.                                                     25,805
  1,566           Sun Communities, Inc.                                                  58,897
  4,830           Susquehanna Bankshares, Inc.                                           112,394
  1,695           Tanger Factory Outlet Centers, Inc.                                    67,207
  125             Tarragon Realty Investors, Inc.                                        1,803
  4,946           Taubman Centers, Inc.                                                  114,253
  708         2    Tejon Ranch Co.                                                       23,576
  1,600       2    Texas Capital Bancshares, Inc.                                        26,336
  2,920           Texas Regional Bancshares, Inc., Class A                               129,911
  200         2    The Bancorp Bank                                                      3,548
  100         2    The Enstar Group, Inc.                                                4,875
  300             The First of Long Island Corp.                                         13,176
  2,000           TierOne Corp.                                                          41,980
  890             Tompkins County TrustCo., Inc.                                         41,510
  1,816           Town & Country Trust                                                   44,365
  1,900       2    Tradestation Group, Inc.                                              11,305
  3,225       2    Trammell Crow Co.                                                     43,247
  1,200           TriCo Bancshares                                                       21,636
  967         2    Triad Guaranty, Inc.                                                  52,605
  7,731           Trustco Bank Corp.                                                     97,720
  4,500           Trustmark Corp.                                                        129,375
  3,000       2    U.S.I. Holdings Corp.                                                 42,000
  3,958       2    UICI                                                                  94,675
  1,550           UMB Financial Corp.                                                    77,686
  3,000           US Restaurant Properties                                               45,570
  1,161           USB Holdings Co., Inc.                                                 24,033
  5,664           Umpqua Holdings Corp.                                                  128,063
  800             Union Bankshares Corp.                                                 23,720
  3,500           United Bankshares, Inc.                                                110,320
  2,850           United Community Banks, Inc.                                           65,636
  2,692           United Community Financial Corp.                                       31,308
  700             United Fire & Casualty Co.                                             43,085
  500         2    United PanAm Financial Corp.                                          8,940
  2,700       2    Universal American Financial Corp.                                    29,295
  1,200           Universal Health Realty Trust, Inc.                                    34,128
  600             Univest Corp.                                                          23,340
  2,260           Unizan Financial Corp.                                                 61,924
  1,800           Urstadt Biddle Properties, Class A                                     24,408
  2,800           Vesta Insurance Group, Inc.                                            14,476
  1,125       2    Virginia Commerce Bancorp, Inc.                                       27,281
  700             Virginia Financial Group, Inc.                                         22,323
  600             WSFS Financial Corp.                                                   29,850
  4,302           Washington Real Estate Investment Trust                                120,198
  1,400           Washington Trust Bancorp                                               35,168
  3,375           Waypoint Financial Corp.                                               92,644
  2,235           Wesbanco, Inc.                                                         62,938
  1,470           West Bancorp., Inc.                                                    23,902
  1,600           West Coast Bancorp                                                     32,944
  3,100           WestAmerica Bancorp.                                                   157,263
  702         2    Western Sierra Bancorp                                                23,482
  100             Westfield Financial, Inc.                                              2,135
  600             Wilshire Financial Services Group                                      5,592
  1,000       2    Wilshire State Bank                                                   27,410
  2,300           Winston Hotels, Inc.                                                   25,300
  2,299           Wintrust Financial Corp.                                               121,916
  2,100       2    World Acceptance Corp.                                                44,919
  1,300           Yardville National Bancorp                                             35,035
  1,279           Zenith National Insurance Corp.                                        54,831
  2,859       2    eSpeed, Inc., Class A                                                 30,791
                  Total                                                                  21,579,382
                  Healthcare--13.0%
  1,593       2    AMN Healthcare Services, Inc.                                         20,550
  1,500       2    Abaxis, Inc.                                                          22,515
  8,900       2    Abgenix, Inc.                                                         86,997
  1,100       2    Abiomed, Inc.                                                         11,880
  2,100       2    Able Laboratories, Inc.                                               43,260
  4,400       2    Adolor Corp.                                                          46,860
  3,300       2    Advanced Medical Optics, Inc.                                         125,565
  2,100       2    Advanced Neuromodulation Systems, Inc.                                67,305
  200         2    Advancis Pharmaceutical Corp.                                         1,616
  1,600       2    Advisory Board Co.                                                    51,072
  1,800       2    Aksys Ltd.                                                            10,098
  2,694       2    Albany Molecular Research, Inc.                                       32,005
  3,900       2    Alderwoods Group, Inc.                                                34,651
  2,303       2    Alexion Pharmaceuticals, Inc.                                         36,664
  5,400       2    Align Technology, Inc.                                                92,772
  8,700       2    Alkermes, Inc.                                                        93,873
  1,300       2    Alliance Imaging, Inc.                                                6,370
  2,821       2    Allscripts Healthcare Solutions, Inc.                                 19,832
  4,045           Alpharma, Inc., Class A                                                66,500
  1,300       2    Amedisys, Inc.                                                        34,112
  500         2    America Service Group, Inc.                                           17,715
  3,300       2    American Healthcorp, Inc.                                             89,859
  2,600       2    American Medical Systems Holdings, Inc.                               82,732
  1           2    American Pharmaceutical Partners, Inc.                                30
  2,400       2    Amerigroup Corp.                                                      115,104
  3,300       2    Amsurg Corp.                                                          78,375
  1,195           Analogic Corp.                                                         49,640
  900         2    Animas Corp.                                                          13,698
  3,334       2    Antigenics, Inc.                                                      25,272
  7,600       2    Applera Corp.                                                         89,224
  4,800       2    Apria Healthcare Group, Inc.                                          140,880
  5,402       2    Ariad Pharmaceutiacals, Inc.                                          29,819
  1,800       2    Array BioPharma, Inc.                                                 12,042
  1,974           Arrow International, Inc.                                              54,719
  2,462       2    Arthrocare Corp.                                                      65,563
  1,600       2    Aspect Medical Systems, Inc.                                          25,616
  4,200       2    AtheroGenics, Inc.                                                    60,396
  2,500       2    Atrix Labs, Inc.                                                      80,525
  7,700       2    Avant Immunotherapeutics, Inc.                                        15,400
  6,200       2    Axonyx, Inc.                                                          24,800
  300         2    Barrier Therapeutics, Inc.                                            3,135
  1,300       2    Bentley Pharmaceuticals, Inc.                                         15,275
  10,446      2    Beverly Enterprises, Inc.                                             82,314
  1,600       2    Bio Rad Laboratories, Inc., Class A                                   83,840
  1,200       2    Bio-Reference Laboratories, Inc.                                      14,868
  2,400       2    BioCryst Pharmaceuticals, Inc.                                        13,848
  2,600       2    BioLase Technology, Inc.                                              23,998
  7,694       2    BioMarin Pharmaceutical, Inc.                                         44,010
  1,300       2    Bioenvision, Inc.                                                     9,958
  1,503       2    Biosite Diagnostics, Inc.                                             66,418
  2,210       2    Bioveris Corp.                                                        16,575
  1,853       2    Bone Care International, Inc.                                         46,492
  1,700       2    Bradley Pharmaceuticals, Inc.                                         40,018
  1,852       2    Bruker BioSciences Corp.                                              7,538
  3,402       2    CONMED Corp.                                                          75,388
  3,000       2    CTI Molecular Imaging, Inc.                                           31,410
  3,657       2    CV Therapeutics, Inc.                                                 48,967
  1,100       2    CancerVax Corp.                                                       7,227
  2,000       2    Candela Corp.                                                         18,820
  400         2    Caraco Pharmaceutical Laboratories, Ltd.                              2,912
  7,100       2    Cardiac Science, Inc.                                                 14,200
  3,471       2    CardioDynamics International Corp.                                    16,071
  4,590       2    Cell Genesys, Inc.                                                    33,094
  5,206       2    Cell Therapeutics, Inc.                                               28,373
  2,100       2    Centene Corp.                                                         81,900
  4,300       2    Cepheid, Inc.                                                         38,227
  3,000       2    Cerner Corp.                                                          135,000
  1,263           Chemed Corp.                                                           59,108
  2,200       2    Cima Labs, Inc.                                                       74,470
  2,400       2    Ciphergen Biosystems, Inc.                                            9,840
  704         2    Closure Medical Corp.                                                 13,207
  700             Computer Programs & Systems, Inc.                                      14,238
  3,100       2    Conceptus, Inc.                                                       30,225
  3,493       2    Connetics Corp.                                                       96,162
  200         2    Corgentech, Inc.                                                      2,768
  5,731       2    Corixa Corp.                                                          25,904
  914         2    Corvel Corp.                                                          23,417
  2,700       2    Cross Country Healthcare, Inc.                                        40,284
  4,738       2    Cubist Pharmaceuticals, Inc.                                          49,180
  4,500       2    CuraGen Corp.                                                         23,940
  3,100       2    Curis, Inc.                                                           9,889
  1,998       2    Cyberonics, Inc.                                                      55,904
  2,600       2    Cypress Biosciences, Inc.                                             25,974
  2,100       2    Cytogen Corp.                                                         25,494
  400         2    Cytokinetics, Inc.                                                    3,312
  1,500       2    DJ Orthopedics, Inc.                                                  26,700
  1,700       2    DOV Pharmaceutical, Inc.                                              22,100
  1,000       2    DUSA Pharmaceuticals, Inc.                                            10,000
  1,259           Datascope Corp.                                                        43,700
  4,800       2    Decode Genetics, Inc.                                                 32,880
  5,500       2    Dendreon Corp.                                                        50,655
  3,583       2    Dendrite International, Inc.                                          53,423
  1,200       2    DepoMed, Inc.                                                         5,748
  2,100           Diagnostic Products Corp.                                              84,315
  1,496       2    Digene Corp.                                                          51,073
  4,100       2    Discovery Laboratories, Inc.                                          31,529
  2,325       2    Diversa Corp.                                                         20,855
  3,100       2    Durect Corp.                                                          4,216
  3,200       2    Dyax Corp.                                                            24,608
  300         2    E-Z-EM, Inc.                                                          5,019
  2,100       2    EPIX Medical, Inc.                                                    37,905
  3,794       2    Eclipsys Corp.                                                        56,948
  2,300       2    Encore Medical Corp.                                                  12,719
  5,084       2    Encysive Pharmaceuticals, Inc.                                        31,368
  1,700       2    Endocardial Solutions, Inc.                                           15,691
  2,394       2    Enzo Biochem, Inc.                                                    32,654
  5,100       2    Enzon, Inc.                                                           63,291
  600         2    Exactech, Inc.                                                        11,772
  6,155       2    Exelixis, Inc.                                                        48,748
  9,100       2    First Health Group Corp.                                              127,582
  2,700       2    First Horizon Pharmaceutical Corp.                                    47,169
  61,000          Five Star Quality Care, Inc., Rights                                   0
  100         2    GTX, Inc.                                                             851
  3,900       2    Genaera Corp.                                                         11,895
  7,200       2    Genelabs Technologies, Inc.                                           16,272
  800         2    Genencor International, Inc.                                          13,152
  2,050       2    Genesis Healthcare Corp.                                              55,043
  8,647       2    Genta, Inc.                                                           14,873
  3,200       2    Gentiva Health Services, Inc.                                         48,672
  4,640       2    Geron Corp.                                                           29,928
  4,630       2    Guilford Pharmaceuticals, Inc.                                        19,215
  2,064       2    Haemonetics Corp.                                                     61,920
  2,900       2    Hanger Orthopedic Group, Inc.                                         29,290
  2,200       2    HealthExtras, Inc.                                                    32,648
  1,900       2    Hollis-Eden Pharmaceuticals, Inc.                                     18,202
  2,100       2    Hologic, Inc.                                                         41,832
  5,958           Hooper Holmes, Inc.                                                    27,586
  12,800      2    Human Genome Sciences, Inc.                                           128,320
  1,500       2    I-Flow Corp.                                                          19,170
  1,100       2    ICU Medical, Inc.                                                     30,580
  1,851       2    IDX Systems Corp.                                                     55,586
  4,075       2    Ilex Oncology, Inc.                                                   102,649
  2,200       2    Illumina, Inc.                                                        11,330
  3,413       2    Immucor, Inc.                                                         69,137
  4,645       2    Immunogen, Inc.                                                       24,944
  4,463       2    Immunomedics, Inc.                                                    17,852
  5,400       2    Impax Laboratories, Inc.                                              76,410
  3,500       2    InKine Pharmaceutical Co., Inc.                                       14,525
  7,200       2    Incyte Genomics, Inc.                                                 44,280
  5,100       2    Indevus Pharmaceuticals, Inc.                                         32,334
  3,300       2    Inspire Pharmaceuticals, Inc.                                         43,197
  2,200       2    Integra Lifesciences Corp.                                            69,509
  3,048       2    InterMune, Inc.                                                       36,546
  3,000       2    Intuitive Surgical, Inc.                                              68,640
  2,763           Invacare Corp.                                                         112,040
  3,000       2    Inveresk Research Group, Inc.                                         108,900
  1,100       2    Inverness Medical Innovations, Inc.                                   18,645
  5,578       2    Isis Pharmaceuticals, Inc.                                            28,169
  2,600       2    Isolagen, Inc.                                                        20,774
  300         2    Ista Pharmaceuticals, Inc.                                            3,765
  3,450       2    KV Pharmaceutical Co., Class A                                        60,065
  1,200       2    Kensey Nash Corp.                                                     33,948
  1,800       2    Keryx Biopharmaceuticals, Inc.                                        19,026
  2,700       2    Kindred Healthcare, Inc.                                              65,475
  1,278       2    Kos Pharmaceuticals, Inc.                                             37,790
  1,900       2    Kosan Biosciences, Inc.                                               12,103
  2,200       2    Kyphon, Inc.                                                          59,466
  1,300       2    LCA Vision, Inc.                                                      33,917
  1,600       2    Labone, Inc.                                                          47,216
  600         2    Lannett Co., Inc.                                                     7,626
  2,100       2    Laserscope                                                            40,047
  5,850       2    Lexicon Genetics, Inc.                                                35,451
  3,500       2    LifeCell Corp.                                                        30,905
  4,200       2    LifePoint Hospitals, Inc.                                             140,322
  1,000       2    Lifeline Systems, Inc.                                                22,080
  7,653       2    Ligand Pharmaceuticals, Inc., Class B                                 105,688
  2,239       2    Luminex Corp.                                                         17,061
  2,500       2    Magellan Health Services, Inc.                                        85,075
  100         2    Marshall Edwards, Inc.                                                690
  1,400       2    Matria Healthcare, Inc.                                               35,000
  2,992           Matthews International Corp., Class A                                  102,566
  3,600       2    Maxim Pharmaceuticals, Inc.                                           28,296
  2,307       2    Maxygen, Inc.                                                         22,862
  500         2    MedCath Corp.                                                         7,945
  8,700       2    Medarex, Inc.                                                         53,418
  900         2    Medical Action Industries, Inc.                                       14,895
  1,300       2    Medical Staffing Network Holdings, Inc.                               6,942
  5,000       2    Medicines Co.                                                         132,300
  4,876           Mentor Corp.                                                           153,545
  700         2    Merge Technologies, Inc.                                              9,555
  2,454       2    Merit Medical Systems, Inc.                                           41,424
  3,300       2    Microtek Medical Holdings, Inc.                                       13,200
  2,076           Mine Safety Appliances Co.                                             77,123
  1,771       2    Molecular Devices Corp.                                               36,146
  900         2    Molina Healthcare, Inc.                                               29,862
  700         2    Myogen, Inc.                                                          5,208
  3,100       2    Myriad Genetics, Inc.                                                 42,470
  3,721           NDCHealth Corp.                                                        78,178
  3,539       2    NPS Pharmaceuticals, Inc.                                             66,002
  6,003       2    Nabi Biopharmaceuticals                                               69,335
  4,500       2    Nanogen, Inc.                                                         21,780
  700             National Healthcare Corp.                                              18,893
  2,374       2    NeoPharm, Inc.                                                        14,956
  1,700       2    Neurogen Corp.                                                        11,101
  2,500       2    Northfield Laboratories, Inc.                                         28,250
  2,701       2    Noven Pharmaceuticals, Inc.                                           54,587
  1,300       2    NuVasive, Inc.                                                        13,013
  1,100       2    Nutraceutical International Corp.                                     15,499
  3,566       2    Nuvelo, Inc.                                                          28,671
  2,317       2    Ocular Sciences, Inc.                                                 102,249
  4,175       2    Odyssey Healthcare, Inc.                                              71,727
  1,900       2    Omnicell, Inc.                                                        27,740
  3,300       2    Onyx Pharmaceuticals, Inc.                                            112,629
  1,525           Option Care, Inc.                                                      26,001
  4,000       2    OraSure Technologies, Inc.                                            31,000
  4,400       2    OrthoLogic Corp.                                                      32,476
  4,800       2    Orthodontic Centers of America, Inc.                                  32,448
  5,500       2    Orthovita, Inc.                                                       25,025
  5,100       2    Oscient Pharmaceutical Corp.                                          22,542
  4,026           Owens & Minor, Inc.                                                    103,347
  976         2    PDI, Inc.                                                             27,826
  7,661       2    PSS World Medical, Inc.                                               75,001
  3,300       2    Pain Therapeutics, Inc.                                               21,054
  6,800       2    Palatin Technologies, Inc.                                            24,072
  900         2    Palomar Medical Technologies, Inc.                                    13,356
  3,300       2    Par Pharmaceutical Cos., Inc.                                         124,212
  3,205       2    Parexel International Corp.                                           61,568
  2,100       2    Pediatrix Medical Group                                               132,804
  2,200       2    Penwest Pharmaceuticals Co.                                           22,242
  2,843       2    Per-Se Technologies, Inc.                                             39,944
  13,013      2    Peregrine Pharmaceuticals, Inc.                                       15,485
  6,774           Perrigo Co.                                                            112,855
  2,600       2    Pharmacyclics, Inc.                                                   21,788
  1,400       2    Pharmion Corp.                                                        62,832
  7,600       2    Pharmos Corp.                                                         26,752
  2,754           PolyMedica Industries, Inc.                                            83,887
  1,900       2    Possis Corp.                                                          54,340
  3,400       2    Pozen, Inc.                                                           22,100
  5,461       2    Praecis Pharmaceuticals, Inc.                                         13,270
  3,200       2    Priority HealthCare Corp., Class B                                    71,680
  900         2    Progenics Pharmaceuticals, Inc.                                       11,412
  4,840       2    Province Heathcare Co.                                                70,325
  200         2    ProxyMed, Inc.                                                        3,218
  1,300       2    Psychiatric Solutions, Inc.                                           33,163
  4,300       2    Quidel Corp.                                                          14,921
  2,400       2    Regeneration Technologies, Inc.                                       23,328
  3,612       2    Regeneron Pharmaceuticals, Inc.                                       30,919
  1,999       2    RehabCare Group, Inc.                                                 47,876
  100         2    Renovis, Inc.                                                         771
  1,200       2    Res-Care, Inc.                                                        13,464
  656         2    Rigel Pharmaceuticals, Inc.                                           8,954
  1,000       2    SFBC International, Inc.                                              34,040
  4,050       2    Salix Pharmaceuticals Ltd.                                            86,346
  300         2    Santarus, Inc.                                                        3,030
  4,600       2    SciClone Pharmaceuticals, Inc.                                        19,366
  2,400       2    Seattle Genetics, Inc.                                                14,352
  10,000          Select Medical Corp.                                                   128,400
  2,900       2    Serologicals Corp.                                                    56,840
  2,600       2    Sierra Health Services, Inc.                                          114,920
  2,900       2    Sola International, Inc.                                              47,154
  2,800       2    Sonic Innovations, Inc.                                               12,376
  1,487       2    SonoSight, Inc.                                                       33,874
  700         2    Specialty Labratories, Inc.                                           7,056
  6,800       2    Steris Corp.                                                          139,808
  10,160      2    Stewart Enterprises, Inc., Class A                                    70,714
  1,788       2    Sunrise Senior Living, Inc.                                           63,116
  4,626       2    SuperGen, Inc.                                                        24,009
  1,832       2    SurModics, Inc.                                                       43,821
  4,000       2    Sybron Dental Specialties, Inc.                                       107,600
  400         2    Symbion, Inc.                                                         6,856
  2,900       2    Tanox, Inc.                                                           45,443
  4,500       2    Techne Corp.                                                          179,100
  4,800       2    Telik, Inc.                                                           94,848
  1,800       2    Third Wave Technologies, Inc.                                         9,216
  5,230       2    Thoratec Laboratories Corp.                                           53,346
  3,403       2    Transkaryotic Therapies, Inc.                                         50,739
  2,300       2    TriPath Imaging, Inc.                                                 19,320
  3,235       2    TriZetto Group, Inc.                                                  21,869
  1,690       2    Trimeris, Inc.                                                        19,384
  7,754       2    US Oncology, Inc.                                                     115,302
  3,200       2    United Surgical Partners International, Inc.                          112,768
  2,273       2    United Therapeutics Corp.                                             56,279
  1,900       2    Urologix, Inc.                                                        19,228
  4,743       2    VISX, Inc.                                                            101,548
  8,400           Valeant Pharmaceuticals International                                  147,084
  2,000       2    VaxGen, Inc.                                                          22,800
  1,374       2    Ventana Medical Systems                                               68,604
  2,200       2    Ventiv Health, Inc.                                                   33,528
  8,200       2    Vertex Pharmaceuticals, Inc.                                          75,686
  3,100       2    Viasys Healthcare, Inc.                                               46,965
  5,300       2    Vicuron Pharmaceuticals, Inc.                                         53,318
  7,300       2    Vion Pharmaceuticals, Inc.                                            26,499
  1,200       2    VistaCare, Inc., Class A                                              22,152
  601             Vital Signs, Inc.                                                      17,946
  218         2    WebMD Corp.                                                           1,775
  1,392           West Pharmaceutical Services, Inc.                                     53,021
  2,500       2    Wilson Greatbatch Technology, Inc.                                    54,750
  2,500       2    Wright Medical Group, Inc.                                            69,075
  400             Young Innovations, Inc.                                                10,960
  4,000       2    Zila, Inc.                                                            16,040
  894         2    Zoll Medical Corp.                                                    30,253
  1,500       2    Zymogenetics, Inc.                                                    24,330
  4,625       2    eResearch Technology, Inc.                                            115,209
                  Total                                                                  12,832,086
                  Industrials--14.2%
  800         2    A.S.V., Inc.                                                          26,384
  3,867       2    AAR Corp.                                                             40,217
  4,004           ABM Industries, Inc.                                                   72,032
  700         2    AMERCO                                                                15,876
  900         2    Aaon, Inc.                                                            16,200
  2,100           Aceto Corp.                                                            34,419
  2,500       2    Actuant Corp.                                                         91,150
  4,377           Acuity Brands, Inc.                                                    104,391
  2,326       2    Administaff, Inc.                                                     30,936
  8,794       2    AirTran Holdings, Inc.                                                98,053
  2,751       2    Alaska Air Group, Inc.                                                57,303
  2,756           Albany International Corp., Class A                                    82,460
  4,759           Alexander and Baldwin, Inc.                                            156,476
  3,400       2    America West Holdings Corp., Class B                                  20,672
  2,100       2    American Superconductor Corp.                                         21,294
  600             American Woodmark Corp.                                                34,146
  800             Ameron, Inc.                                                           28,000
  900             Angelica Corp.                                                         21,663
  3,200           Apogee Enterprises, Inc.                                               33,664
  2,126           Applied Industrial Technologies, Inc.                                  67,968
  1,300           Applied Signal Technology, Inc.                                        44,941
  2,284           Arkansas Best Corp.                                                    79,871
  2,920       2    Armor Holdings, Inc.                                                  106,580
  4,238       2    Artesyn Technologies, Inc.                                            31,615
  300         2    Asset Acceptance Capital Corp.                                        5,166
  1,461       2    Astec Industries, Inc.                                                24,881
  4,638       2    Atlantic Coast Airlines                                               17,021
  783             Aura Systems, Inc., Warrants                                           0
  2,400           Aviall, Inc.                                                           48,120
  3,700       2    BE Aerospace, Inc.                                                    36,963
  500             BHA Group, Inc.                                                        18,975
  3,076           Baldor Electric Co.                                                    70,379
  2,600           Banta Corp.                                                            103,246
  1,778           Barnes Group, Inc.                                                     46,139
  3,655           Bowne & Co., Inc.                                                      54,423
  1,887           Brady (W.H.) Co.                                                       85,292
  1,273       2    Bright Horizons Family Solutions, Inc.                                64,605
  2,529           C&D Technologies, Inc.                                                 39,705
  1,351           CDI Corp.                                                              38,531
  1,100           CIRCOR International, Inc.                                             19,492
  2,609           CLARCOR, Inc.                                                          114,796
  6,200       2    Capstone Turbine Corp.                                                12,400
  1,100           Cascade Corp.                                                          32,197
  2,009       2    Casella Waste Systems, Inc.                                           24,510
  2,000       2    Central Freight Lines, Inc.                                           15,200
  1,865           Central Parking Corp.                                                  29,709
  6,559       2    Century Business Services, Inc.                                       27,679
  1,800       2    Ceradyne, Inc.                                                        69,066
  1,400       2    Charles River Associates, Inc.                                        44,856
  1,645       2    CoStar Group, Inc.                                                    69,830
  2,625       2    Coinstar, Inc.                                                        53,419
  2,900       2    Comfort Systems USA, Inc.                                             17,371
  1,200       2    Consolidated Graphics, Inc.                                           52,212
  6,900       2    Continental Airlines, Inc., Class B                                   62,031
  1,700       2    Cornell Corrections, Inc.                                             22,780
  3,697       2    Corrections Corp. of America                                          139,377
  900         2    Covenant Transport, Inc., Class A                                     15,894
  1,600           Cubic Corp.                                                            32,400
  1,748       2    Cuno, Inc.                                                            92,050
  2,132           Curtiss Wright Corp.                                                   114,595
  2,421       2    DRS Technologies, Inc.                                                86,478
  5,900       2    Darling International, Inc.                                           28,025
  12,000      2    Delta Air Lines, Inc.                                                 62,280
  2,100       2    DiamondCluster International, Inc., Class A                           20,958
  2,800       2    Dollar Thrifty Automotive Group                                       67,452
  700             Ducommun, Inc.                                                         13,650
  1,100       2    Duratek, Inc.                                                         15,675
  5,000       2    Dycom Industries, Inc.                                                134,700
  1,900           EDO Corp.                                                              44,992
  4,042       2    EGL, Inc.                                                             102,707
  1,583       2    ESCO Technologies, Inc.                                               83,345
  1,479       2    Electro Rent Corp.                                                    14,376
  2,367           ElkCorp                                                                51,672
  1,578       2    Emcor Group, Inc.                                                     68,280
  2,100       2    EnPro Industries, Inc.                                                51,996
  1,100       2    Encore Wire Corp.                                                     19,855
  1,775       2    Energy Conversion Devices, Inc.                                       17,732
  2,525           Engineered Support Systems, Inc.                                       141,577
  1,700           Ennis Business Forms, Inc.                                             30,940
  2,151       2    Esterline Technologies Corp.                                          67,520
  1,000       2    Exponent, Inc.                                                        25,110
  3,200       2    ExpressJet Holdings, Inc.                                             34,880
  5,200       2    Exult, Inc.                                                           27,248
  4,150       2    FTI Consulting, Inc.                                                  71,629
  5,013           Federal Signal Corp.                                                   85,271
  700         2    First Advantage Corp., Class A                                        11,655
  2,100       2    Flanders Corp.                                                        21,483
  2,000           Florida East Coast Industries, Inc.                                    74,340
  5,200       2    Flowserve Corp.                                                       124,540
  2,001       2    Forward Air Corp.                                                     79,460
  1,440           Franklin Electronics, Inc.                                             54,547
  3,661       2    Frontier Airlines, Inc.                                               28,812
  4,340       2    Fuelcell Energy, Inc.                                                 43,140
  2,055           G & K Services, Inc., Class A                                          79,159
  2,045       2    Gardner Denver, Inc.                                                  54,765
  4,090           GenCorp, Inc.                                                          48,303
  600         2    General Binding Corp.                                                 7,158
  4,067       2    General Cable Corp.                                                   38,718
  1,650       2    Genesee & Wyoming, Inc., Class A                                      38,280
  1,254       2    Genlyte Group, Inc.                                                   78,124
  900         2    Geo Group, Inc.                                                       16,560
  2,200           Gevity HR, Inc.                                                        45,716
  2,700       2    Global Power Equipment Group                                          18,927
  800             Gorman Rupp Co.                                                        20,440
  3,466           Granite Construction, Inc.                                             61,660
  200             Greenbrier Cos., Inc.                                                  4,590
  900         2    Greg Manning Auctions, Inc.                                           12,087
  3,029       2    Griffon Corp.                                                         63,518
  2,891           Harland (John H.) Co.                                                  81,844
  1,500           Healthcare Services Group, Inc.                                        25,245
  3,400           Heartland Express, Inc.                                                91,834
  1,758           Heico Corp.                                                            30,888
  2,022       2    Heidrick & Struggles International, Inc.                              53,502
  1,500       2    Herley Industries, Inc.                                               28,200
  2,169           Hexcel Corp.                                                           25,486
  400         2    Hub Group, Inc.                                                       13,056
  1,300       2    Hudson Highland Group, Inc.                                           39,442
  4,987           IDEX Corp.                                                             160,033
  1,174       2    II-VI, Inc.                                                           34,786
  1,600       2    Imagistics International, Inc.                                        52,000
  1,100       2    Innovative Solutions and Support, Inc.                                24,497
  2,792       2    Insituform Technologies, Inc., Class A                                50,172
  906         2    Insurance Automotive Auctions, Inc.                                   13,753
  3,303       2    Integrated Electrical Services                                        27,976
  2,028       2    Intermagnetics General Corp.                                          77,997
  1,100       2    Intersections, Inc.                                                   16,082
  2,000       2    Invision Technologies, Inc.                                           99,320
  1,943       2    Ionics, Inc.                                                          52,539
  4,563           JLG Industries, Inc.                                                   63,882
  7,778       2    Jacuzzi Brands, Inc.                                                  60,046
  5,300           Joy Global, Inc.                                                       157,357
  1,800       2    KForce Com, Inc.                                                      15,840
  1,900       2    KVH Industries, Inc.                                                  15,371
  1,228       2    Kadant, Inc.                                                          24,683
  2,341           Kaman Corp., Class A                                                   29,122
  7,200       2    Kansas City Southern Industries, Inc.                                 105,264
  3,268           Kaydon Corp.                                                           95,197
  1,820           Kelly Services, Inc., Class A                                          49,377
  3,795           Kennametal, Inc.                                                       166,980
  2,235       2    Kirby Corp.                                                           86,271
  3,749       2    Knight Transportation, Inc.                                           74,258
  3,608       2    Korn/Ferry International                                              64,331
  1,800       2    LECG Corp.                                                            31,860
  1,875           LSI Industries, Inc.                                                   19,481
  4,270       2    Labor Ready, Inc.                                                     59,865
  10,000      2    Laidlaw International, Inc.                                           140,500
  3,324       2    Landstar System, Inc.                                                 165,568
  525             Lawson Products, Inc.                                                  19,488
  1,500       2    Layne Christensen Co.                                                 21,210
  1,526       2    Learning Tree International, Inc.                                     19,243
  4,560           Lennox International, Inc.                                             80,347
  3,420           Lincoln Electric Holdings                                              116,314
  1,272           Lindsay Manufacturing Co.                                              30,693
  2,925       2    MOOG, Inc., Class A                                                   106,382
  600         2    MTC Technologies, Inc.                                                15,000
  2,500       2    Magnetek, Inc.                                                        16,400
  3,052           Manitowoc, Inc.                                                        103,493
  400         2    Marten Transport Ltd.                                                 7,860
  2,100       2    Mastec, Inc.                                                          13,104
  756             McGrath Rentcorp.                                                      24,532
  1,199       2    Medis Technologies Ltd.                                               14,472
  928         2    MemberWorks, Inc.                                                     24,787
  2,547       2    Mercury Computer Systems, Inc.                                        60,644
  3,322       2    Mesa Air Group, Inc.                                                  20,729
  2,500       2    Microvision, Inc.                                                     14,100
  600             Middleby Corp.                                                         32,520
  4,006           Milacron, Inc.                                                         14,422
  1,576       2    Mobile Mini, Inc.                                                     43,104
  3,581           Mueller Industries, Inc.                                               136,508
  514             NACCO Industries, Inc., Class A                                        46,974
  2,027       2    NCI Building System, Inc.                                             62,452
  2,427       2    NCO Group, Inc.                                                       60,602
  5,039       2    Navigant Consulting, Inc.                                             105,567
  2,786           Nordson Corp.                                                          116,650
  7,700       2    Northwest Airlines Corp., Class A                                     66,451
  300         2    NuCo2, Inc.                                                           5,379
  1,750       2    Old Dominion Freight Lines, Inc.                                      50,785
  5,562       2    Orbital Sciences Corp.                                                63,685
  3,300           Overnite Corp.                                                         98,637
  400         2    P.A.M. Transportation Services, Inc.                                  7,364
  866         2    PICO Holdings, Inc.                                                   15,545
  4,237       2    PRG-Schultz International, Inc.                                       21,566
  3,100       2    Pacer International, Inc.                                             48,934
  1,070           Penn Engineering & Manufacturing Corp.                                 21,207
  1,200       2    Perini Corp.                                                          13,128
  1,400       2    Pinnacle Airlines Corp.                                               14,014
  5,800       2    Plug Power, Inc.                                                      36,163
  1,300       2    Portfolio Recovery Associates, Inc.                                   34,411
  700         2    Powell Industries, Inc.                                               11,977
  6,600       2    Power-One, Inc.                                                       57,882
  1,421       2    Pre-Paid Legal Services, Inc.                                         32,896
  1,700       2    Princeton Review (The), Inc.                                          12,954
  7,700       2    Quanta Services, Inc.                                                 48,356
  900             Quixote Corp.                                                          17,280
  3,100       2    RailAmerica, Inc.                                                     34,875
  700             Raven Industries, Inc.                                                 26,684
  2,498           Regal Beloit Corp.                                                     52,458
  2,686           Reliance Steel & Aluminum Co.                                          106,957
  2,600       2    Resources Connection, Inc.                                            100,828
  1,047           Robbins & Myers, Inc.                                                  19,799
  2,327           Rollins, Inc.                                                          53,870
  1,901       2    SCS Transportation, Inc.                                              48,951
  800         2    SI International, Inc.                                                14,240
  4,300       2    SITEL Corp.                                                           12,900
  1,674       2    SOURCECORP, Inc.                                                      39,356
  800             Schawk, Inc.                                                           11,448
  2,060       2    School Specialty, Inc.                                                70,885
  474             Sequa Corp., Class A                                                   24,743
  6,600       2    Shaw Group, Inc.                                                      65,472
  1,754           Simpson Manufacturing Co., Inc.                                        98,242
  6,100           SkyWest, Inc.                                                          86,193
  1,804           Smith (A.O.) Corp.                                                     51,811
  4,741       2    Sothebys Holdings, Inc., Class A                                      75,761
  6,265       2   Spherion Corp.                                                         54,192
  1,630           Standard Register                                                      17,865
  1,277           Standex International Corp.                                            29,065
  3,365           Stewart & Stevenson Services                                           52,999
  1,500           Strayer Education, Inc.                                                146,130
  4,600       2    Swift Transportation Co.                                              91,885
  500             Sypris Solutiions, Inc.                                                6,220
  900         2   TRC Cos., Inc.                                                         13,770
  1,926           Tecumseh Products Co., Class A                                         78,639
  3,900       2   TeleTech Holdings, Inc.                                                34,125
  3,352       2   Teledyne Technologies, Inc.                                            72,604
  961             Tennant Co.                                                            35,509
  4,862           Terex Corp.                                                            189,180
  5,787       2   Tetra Tech, Inc.                                                       93,402
  5,700           Thomas & Betts Corp.                                                   149,910
  1,176           Thomas Industries, Inc.                                                36,456
  2,652           Toro Co.                                                               173,706
  2,921           Tredegar Industries, Inc.                                              48,138
  1,029       2   Trex Co. Inc.                                                          45,893
  3,936           Trinity Industries, Inc.                                               118,356
  1,510       2   Triumph Group, Inc.                                                    49,800
  3,900       2   U.S.G. Corp.                                                           67,236
  2,928           URS Corp.                                                              70,711
  600         2   US Xpress Enterprises, Inc., Class A                                   11,022
  3,033           USF Corp.                                                              107,672
  1,100       2   Ultralife Batteries, Inc.                                              18,029
  1,100           United Industrial Corp.                                                26,961
  4,600       2   United Rentals, Inc.                                                   91,264
  3,493           United Stationers, Inc.                                                137,694
  1,638           Universal Forest Products, Inc.                                        49,746
  1,300       2   Universal Technical Institute, Inc.                                    42,510
  4,500       2   Valence Technology, Inc.                                               14,085
  1,464           Valmont Industries, Inc.                                               31,959
  1,966       2    Vicor Corp.                                                           26,344
  774         2    Volt Information Science, Inc.                                        23,181
  3,072       2    Wabash National Corp.                                                 88,719
  3,835           Wabtec Corp.                                                           69,797
  2,451           Walter Industries, Inc.                                                34,191
  2,600       2    Washington Group International, Inc.                                  86,892
  4,486       2    Waste Connections, Inc.                                               129,466
  500         2    Water Pik Technologies, Inc.                                          6,290
  1,948           Watsco, Inc.                                                           56,960
  3,300           Watson Wyatt & Co. Holdings                                            86,262
  2,480           Watts Industries, Inc., Class A                                        62,744
  4,400           Werner Enterprises, Inc.                                               87,692
  998             Woodward Governor Co.                                                  61,247
  4,300           York International Corp.                                               152,994
                  Total                                                                  14,031,052
                  Information Technology--17.7%
  2,700       2    24/7 Media, Inc.                                                      10,287
  2,800       2    AMIS Holdings, Inc.                                                   41,244
  3,270       2    ATMI, Inc.                                                            66,577
  2,832       2    Accelrys, Inc.                                                        21,523
  3,251       2    Actel Corp.                                                           48,830
  4,400       2    ActivCard Corp.                                                       29,172
  3,700       2    Actuate Software Corp.                                                13,320
  12,500      2    Adaptec, Inc.                                                         93,625
  700         2    Ade Corp.                                                             12,152
  7,294       2    Advanced Digital Information Corp.                                    65,062
  2,169       2    Advanced Energy Industries, Inc.                                      21,386
  2,900       2    Advent Software, Inc.                                                 45,994
  6,894       2    Aeroflex, Inc.                                                        76,454
  5,400       2    Agile Software Corp.                                                  40,176
  3,679           Agilysys, Inc.                                                         54,817
  4,300       2    Airspan Networks, Inc.                                                18,791
  3,488       2    Alliance Semiconductor Corp.                                          16,498
  1,900       2    Altiris, Inc.                                                         47,709
  2,380       2    Anaren Microwave, Inc.                                                28,536
  3,330       2    Anixter International, Inc.                                           111,488
  300         2    Ansoft Corp.                                                          4,140
  3,700       2    AnswerThink Consulting Group, Inc.                                    17,168
  1,800       2    Ansys, Inc.                                                           85,392
  2,500       2    Anteon International Corp.                                            77,850
  1,500       2    Applied Films Corp.                                                   27,975
  6,480       2    Ariba, Inc.                                                           56,307
  7,900       2    Arris Group, Inc.                                                     34,720
  2,700       2    Artisan Components, Inc.                                              65,691
  6,625       2    Ascential Software Corp.                                              81,355
  4,000       2    Asiainfo Holdings, Inc.                                               15,800
  4,200       2    Aspect Communications Corp.                                           35,574
  5,179       2    Aspen Technology, Inc.                                                30,711
  5,548       2    Asyst Technologies, Inc.                                              32,123
  1,640       2    Atari, Inc.                                                           3,018
  400         2    Atheros Communications                                                2,904
  2,198       2    Audiovox Corp., Class A                                               38,069
  1,300       2    August Technology Corp.                                               13,455
  2,500       2    Authentidate Holding Corp.                                            17,600
  4,100       2    Autobytel.com, Inc.                                                   27,921
  6,300       2    Avanex Corp.                                                          18,585
  10,400      2    Axcelis Technologies, Inc.                                            97,032
  1,400           BEI Technologies, Inc.                                                 33,614
  1,000           Bel Fuse, Inc.                                                         36,740
  4,973       2    Belden CDT, Inc.                                                      96,715
  4,528       2    Benchmark Electronics, Inc.                                           129,410
  11,900      2    Bisys Group, Inc.                                                     162,435
  1,822           Black Box Corp.                                                        69,236
  1,100       2    Blue Coat Systems, Inc.                                               20,361
  8,620       2    Borland Software Corp.                                                71,287
  2,400       2    Brightpoint, Inc.                                                     31,920
  25,700      2    Brocade Communications Systems, Inc.                                  123,874
  4,601       2    Brooks Automation, Inc.                                               66,300
  3,824       2    C-COR Electronics, Inc.                                               31,051
  3,008       2    CACI International, Inc., Class A                                     123,659
  1,320       2    CCC Information Service Group, Inc.                                   23,720
  39,100      2    CMG Information Services, Inc.                                        53,958
  13,200      2    CNET, Inc.                                                            120,516
  6,000       2    CSG Systems International, Inc.                                       98,400
  3,650           CTS Corp.                                                              41,865
  2,300       2    Cabot Microelectronics Corp.                                          81,627
  1,700       2    California Micro Devices Corp.                                        12,172
  2,200       2    Captaris, Inc.                                                        12,144
  1,500       2    Carreker-Antinori, Inc.                                               14,160
  1,600       2    Carrier Access Corp.                                                  11,904
  600         2    Catapult Communications Corp.                                         11,520
  3,932       2    Checkpoint Systems, Inc.                                              67,670
  200         2    Cherokee International Corp                                           1,782
  5,200       2    ChipPAC, Inc.                                                         25,896
  8,700       2    Chordiant Software, Inc.                                              26,970
  5,480       2    Ciber, Inc.                                                           41,100
  7,700       2    Cirrus Logic, Inc.                                                    46,816
  900         2    Clarus Corp.                                                          9,063
  4,100           Cognex Corp.                                                           123,328
  3,144       2    Coherent, Inc.                                                        82,734
  2,721           Cohu, Inc.                                                             51,522
  5,400       2    CommScope, Inc.                                                       111,240
  2,400       2    Compucom System, Inc.                                                 10,944
  1,750       2    Comtech Telecommunications Corp.                                      34,860
  1,800       2    Concord Communications, Inc.                                          16,650
  2,700       2    Concur Technologies, Inc.                                             29,025
  2,300       2    Corillian Corp.                                                       11,385
  1,500       2    Covansys Corp.                                                        13,860
  8,900       2    Cray, Inc.                                                            28,391
  9,440       2    Credence Systems Corp.                                                84,582
  1,300       2    CyberGuard Corp.                                                      7,657
  1,000       2    Cyberoptics Corp.                                                     18,660
  3,600       2    Cybersource Corp.                                                     18,216
  4           2    CycleLogic, Inc.                                                      6
  4,100       2    Cymer, Inc.                                                           117,424
  2,000       2    DDI Corp.                                                             13,840
  3,318       2    DSP Group, Inc.                                                       65,398
  1,500       2    Daktronics, Inc.                                                      38,850
  1,600       2    Digi International, Inc.                                              18,160
  1,583       2    Digimarc Corp.                                                        14,294
  3,690       2    Digital Insight Corp.                                                 54,723
  3,200       2    Digital River, Inc.                                                   89,920
  1,500       2    Digital Theater Systems, Inc.                                         34,725
  300         2    Digitalnet Holdings, Inc.                                             7,656
  4,867       2    Digitas, Inc.                                                         32,560
  750         2    Diodes, Inc.                                                          17,190
  2,101       2    Dionex Corp.                                                          99,146
  3,100       2    Ditech Communications Corp.                                           63,829
  4,500       2    Dot Hill Systems Corp.                                                37,350
  11,700      2    DoubleClick, Inc.                                                     60,489
  1,600       2    Drexler Technology, Corp.                                             16,000
  1,960       2    Dupont Photomasks, Inc.                                               32,026
  7,900       2    E.piphany, Inc.                                                       31,600
  1,400       2    EPIQ Systems, Inc.                                                    20,860
  3,684       2    ESS Technology, Inc.                                                  25,235
  14,000      2    Eagle Broadband, Inc.                                                 12,040
  13,800      2    EarthLink Network, Inc.                                               136,206
  3,000       2    Echelon Corp.                                                         22,350
  3,139       2    Electro Scientific Industries, Inc.                                   80,829
  5,300       2    Electronics for Imaging, Inc.                                         106,371
  1,789       2    Embarcadero Technologies, Inc.                                        13,596
  8,100       2    Emulex Corp.                                                          87,399
  4,500       2    Entegris, Inc.                                                        40,050
  21,400      2    Enterasys Networks, Inc.                                              35,952
  5,300       2    Entrust Technologies, Inc.                                            14,787
  4,000       2    Epicor Software Corp.                                                 49,520
  800         2    Equinix, Inc.                                                         26,000
  2,700       2    Euronet Worldwide, Inc.                                               48,600
  4,844       2    Exar Corp.                                                            65,249
  950         2    Excel Technology, Inc.                                                25,460
  11,200      2    Extreme Networks, Inc.                                                60,704
  3,596       2    F5 Networks, Inc.                                                     94,179
  2,431       2    FEI Co.                                                               48,887
  2,200       2    FSI International, Inc.                                               11,550
  1,900           FactSet Research Systems                                               81,985
  3,073       2    FalconStor Software, Inc.                                             19,083
  1,300       2    Faro Technologies, Inc.                                               30,589
  4,137       2    Filenet Corp.                                                         78,603
  1,700       2    FindWhat.com                                                          27,710
  14,500      2    Finisar Corp.                                                         21,968
  2,500       2    FormFactor, Inc.                                                      50,200
  1,441       2    Forrester Research, Inc.                                              25,722
  7,121       2    Gartner Group, Inc., Class A                                          89,369
  800         2    Gartner Group, Inc., Class B                                          9,984
  22,900      2    Gateway, Inc.                                                         103,050
  3,300       2    Genesis Microchip, Inc.                                               37,917
  2,500       2    Global Imaging Systems, Inc.                                          75,825
  7,500       2    Harmonic Lightwaves, Inc.                                             48,825
  3,051           Helix Technology Corp.                                                 44,056
  9,300       2    Homestore.com, Inc.                                                   32,783
  2,660       2    Hutchinson Technology, Inc.                                           59,238
  4,500       2    Hypercom Corp.                                                        30,600
  4,192       2    Hyperion Solutions Corp.                                              171,956
  2,000       2    IGATE Capital Corp.                                                   6,800
  400         2    INTAC International, Inc.                                             2,796
  1,944       2    IXYS Corp.                                                            14,211
  9,264       2    Identix, Inc.                                                         49,933
  3,400           Imation Corp.                                                          112,710
  4,897       2    InFocus Corp.                                                         43,387
  1,800       2    Inet Technologies, Inc.                                               22,140
  3,300       2    InfoSpace.com, Inc.                                                   123,618
  3,124       2    InfoUSA, Inc.                                                         28,085
  1,200       2    Infocrossing, Inc.                                                    15,588
  8,000       2    Informatica Corp.                                                     48,560
  10,300      2    Integrated Device Technology, Inc.                                    117,729
  3,665       2    Integrated Silicon Solution, Inc.                                     30,859
  2,280           Inter-Tel, Inc.                                                        49,453
  500         2    InterVideo, Inc.                                                      5,415
  2,172       2    Intercept Group, Inc.                                                 35,556
  5,400       2    Interdigital Communications Corp.                                     103,896
  4,118       2    Intergraph Corp.                                                      108,674
  19,800      2    Internap Network Services Corp.                                       17,424
  4,700       2    Internet Capital Group, Inc.                                          24,675
  4,000       2    Internet Security Systems, Inc.                                       61,280
  3,500       2    Intervoice, Inc.                                                      30,835
  4,525       2    Interwoven, Inc.                                                      34,028
  1,000       2    Intevac, Inc.                                                         4,400
  1,800       2    Intrado, Inc.                                                         18,900
  5,412       2    Iomega Corp.                                                          23,759
  2,500       2    Itron, Inc.                                                           47,725
  2,400       2    Ixia                                                                  18,720
  3,193       2    JDA Software Group, Inc.                                              34,005
  2,100       2    Jupitermedia Corp.                                                    23,310
  5,300           Keane, Inc.                                                            78,281
  1,056           Keithley Instruments, Inc.                                             21,880
  9,000       2    Kemet Corp.                                                           90,810
  1,618       2    Keynote Systems, Inc.                                                 21,309
  100         2    Kintera, Inc.                                                         808
  3,000       2    Komag, Inc.                                                           34,020
  7,300       2    Kopin Corp.                                                           27,959
  3,215       2    Kronos, Inc.                                                          141,203
  5,894       2    Kulicke & Soffa Industries                                            46,032
  6,131       2    LTX Corp.                                                             49,845
  900             Landauer, Inc.                                                         39,537
  11,700      2    Lattice Semiconductor Corp.                                           57,330
  4,600       2    Lawson Software Inc.                                                  32,660
  400         2    LeCroy Corp.                                                          6,128
  7,500       2    Lexar Media, Inc.                                                     40,425
  4,100       2    Lionbridge Technologies, Inc.                                         30,504
  2,264       2    Littelfuse, Inc.                                                      87,843
  9,900       2    LookSmart Ltd.                                                        17,721
  2,300       2    MAPICS, Inc.                                                          22,494
  1,963       2    MICROS Systems Corp.                                                  95,441
  3,300       2    MIPS Technologies, Inc.                                               16,863
  3,100       2    MKS Instruments, Inc.                                                 45,632
  10,158      2    MPS Group, Inc.                                                       91,219
  2,058       2    MRO Software, Inc.                                                    21,835
  10,990      2    MRV Communications, Inc.                                              33,135
  2,500           MSC Software Corp.                                                     18,425
  2,300           MTS Systems Corp.                                                      49,381
  4,900       2    Macrovision Corp.                                                     106,036
  2,600       2    Magma Design Automation                                               46,150
  2,100       2    ManTech International Corp., Class A                                  30,030
  2,812       2    Manhattan Associates, Inc.                                            73,000
  6,400       2    Manugistics Group, Inc.                                               17,600
  1,600       2    Mapinfo Corp.                                                         16,544
  500         2    Marketwatch.Com, Inc.                                                 5,168
  5,118       2    MatrixOne, Inc.                                                       32,550
  3,471       2    Mattson Technology, Inc.                                              30,857
  1,779       2    Maximus, Inc.                                                         56,875
  700             Maxwell Technologies, Inc.                                             6,517
  11,100      2    McData Corp., Class A                                                 57,165
  800         2    Measurement Specialties, Inc.                                         17,176
  7,500       2    Mentor Graphics Corp.                                                 88,500
  2,400       2    Merix Corp.                                                           24,624
  3,686           Methode Electronics, Inc., Class A                                     48,029
  1,000       2    Metrologic Instruments, Inc.                                          15,910
  6,600       2    Micrel, Inc.                                                          67,782
  1,437       2    MicroStrategy, Inc., Class A                                          57,854
  8,100       2    Micromuse, Inc.                                                       36,450
  6,708           Microsemi Corp.                                                        82,173
  3,600       2    Microtune, Inc.                                                       16,020
  4,289       2    Midway Games, Inc.                                                    49,023
  10,300      2    Mindspeed Technologies, Inc.                                          33,269
  1,900       2    Mobility Electronics, Inc.                                            13,566
  2,200       2    Monolithic System Technology, Inc.                                    10,472
  4,100       2    Mykrolis Corp.                                                        41,000
  3,000       2    NIC, Inc.                                                             18,750
  3,900       2    NMS Communications Corp.                                              23,244
  600         2    National Processing, Inc.                                             15,768
  900         2    Neoforma, Inc.                                                        9,180
  4,994       2    Net2Phone, Inc.                                                       16,081
  5,700       2    NetIQ Corp.                                                           54,321
  1,168       2    NetRatings, Inc.                                                      16,060
  2,023       2    NetScout Systems, Inc.                                                12,441
  2,719       2    Netegrity, Inc.                                                       17,782
  1,700       2    Netgear, Inc.                                                         19,397
  3,200       2    Network Equipment Technologies, Inc.                                  22,784
  4,100       2    Newport Corp.                                                         58,794
  2,200       2    Novatel Wireless, Inc.                                                50,534
  13,700           ON Semiconductor Corp.                                                54,800
  1,200       2    OPNET Technologies, Inc.                                              11,160
  1,300       2    OSI Systems, Inc.                                                     24,219
  6,200       2    Omnivision Technologies, Inc.                                         73,036
  1,500       2    Open Solutions, Inc.                                                  33,960
  6,533       2    Openwave Systems, Inc.                                                74,280
  11,100      2    Oplink Communications, Inc.                                           19,869
  5,000       2    Opsware, Inc.                                                         30,800
  1,700       2    Optical Communication Products, Inc.                                  3,740
  1,400       2    Overland Storage, Inc.                                                16,436
  752         2    PC Connections, Inc.                                                  5,754
  2,181       2    PC-Tel, Inc.                                                          22,006
  1,300       2    PDF Solutions, Inc.                                                   10,673
  2,200       2    PLATO Learning, Inc.                                                  19,294
  2,400       2    PLX Technology, Inc.                                                  21,312
  3,361       2    Packeteer, Inc.                                                       31,526
  4,339       2    PalmOne, Inc.                                                         174,515
  1,810       2    PalmSource, Inc.                                                      36,671
  2,900       2    Paradyne Networks, Inc.                                               14,210
  26,400      2    Parametric Technology Corp.                                           119,856
  2,092           Park Electrochemical Corp.                                             48,074
  3,352       2    Paxar Corp.                                                           64,627
  880         2    Pec Solutions, Inc.                                                   9,610
  2,923       2    Pegasus Systems, Inc.                                                 38,116
  700         2    Pegasystems, Inc.                                                     4,501
  2,284       2    Pericom Semiconductor Corp.                                           22,817
  7,700       2    Perot Systems Corp.                                                   97,174
  1,699       2    Photon Dynamics, Inc.                                                 46,706
  3,424       2    Photronics, Inc.                                                      49,545
  6,814       2    Pinnacle Systems, Inc.                                                26,915
  3,841       2    Pixelworks, Inc.                                                      37,603
  1,500       2    Planar Systems, Inc.                                                  20,715
  4,258       2    Plexus Corp.                                                          47,732
  4,900       2    Portal Software, Inc.                                                 12,691
  2,892       2    Power Integrations, Inc.                                              58,361
  6,600       2    Powerwave Technologies, Inc.                                          36,564
  3,342       2    Presstek, Inc.                                                        28,541
  5,200       2    Procurenet, Inc.                                                      0
  3,314       2    Progress Software Corp.                                               68,368
  700             QAD, Inc.                                                              7,126
  500         2    Quality Systems, Inc.                                                 23,875
  16,700      2    Quantum Corp. - DLT & Storage Systems                                 40,748
  4,700       2    Quest Software, Inc.                                                  56,682
  2,600       2    RAE Systems, Inc.                                                     13,000
  6,371       2    REMEC, Inc.                                                           29,816
  19,600      2    RF Micro Devices, Inc.                                                116,032
  6,800       2    RSA Security, Inc.                                                    126,616
  1,949       2    RadiSys Corp.                                                         24,187
  10,400      2    RealNetworks, Inc.                                                    58,656
  3,200       2    Redback Networks, Inc.                                                17,088
  779             Renaissance Learning, Inc.                                             16,593
  5,800       2    Retek, Inc.                                                           23,548
  1,800       2    Rofin-Sinar Technologies, Inc.                                        38,178
  1,716       2    Rogers Corp.                                                          84,856
  1,478       2    Rudolph Technologies, Inc.                                            23,648
  7,300       2    S1 Corp.                                                              60,371
  2,096       2    SBS Technologies, Inc.                                                26,934
  2,758       2    SERENA Software, Inc.                                                 42,473
  1,316       2    SPSS, Inc.                                                            19,477
  1,100       2    SRA International, Inc.                                               46,761
  1,750           SS&C Technologies, Inc.                                                35,263
  12,500      2    Safeguard Scientifics, Inc.                                           23,750
  2,220       2    Safenet, Inc.                                                         64,513
  8,700       2    Sapient Corp.                                                         60,813
  8,352       2    ScanSoft, Inc.                                                        34,076
  1,300       2    ScanSource, Inc.                                                      76,180
  2,903       2    SeaChange International, Inc.                                         42,645
  4,252       2    Secure Computing Corp.                                                29,403
  5,089       2    SeeBeyond Technology Corp.                                            15,369
  1,643       2    Semitool, Inc.                                                        13,505
  700         2    SiRF Technology Holdings, Inc.                                        7,833
  2,300       2    Sigmatel Inc.                                                         35,121
  27,094      2    Silicon Graphics, Inc.                                                41,454
  7,706       2    Silicon Image, Inc.                                                   92,395
  8,400       2    Silicon Storage Technology                                            55,776
  600         2    Siliconix, Inc.                                                       25,572
  800         2    SimpleTech, Inc.                                                      2,392
  2,084       2    Sipex Corp.                                                           8,294
  16,200          Skyworks Solutions, Inc.                                               135,756
  2,600       2    Sohu.com, Inc.                                                        53,872
  2,100       2    Sonic Solutions                                                       36,960
  5,464       2    Sonicwall, Inc.                                                       36,226
  23,600      2    Sonus Networks, Inc.                                                  120,124
  3,400       2    Spatialight, Inc.                                                     17,884
  1,927           SpectraLink Corp.                                                      17,748
  300         2    Staktek Holdings, Inc.                                                1,494
  1,922       2    Standard Microsystems Corp.                                           33,078
  1,080           StarTek, Inc.                                                          33,188
  2,800       2    Stellent, Inc.                                                        19,488
  200         2    StorageNetworks, Inc.                                                 0
  1,150       2    Stratasys, Inc.                                                       30,176
  8,700       2    Stratex Networks, Inc.                                                21,576
  931         2    Supertex, Inc.                                                        15,585
  4,500       2    Support.com, Inc.                                                     39,645
  17,600      2    Sycamore Networks, Inc.                                               65,824
  2,600       2    Sykes Enterprises, Inc.                                               17,134
  4,700       2    Symmetricom, Inc.                                                     38,540
  2,600       2    Synaptics, Inc.                                                       38,454
  200         2    Synnex Corp.                                                          3,010
  565             Syntel, Inc.                                                           7,972
  4,333       2    THQ, Inc.                                                             82,544
  100         2    TNS, Inc.                                                             2,220
  3,700       2    TTM Technologies                                                      42,476
  4,579       2    Take-Two Interactive Software, Inc.                                   143,414
  1,380           Talx Corp.                                                             30,526
  2,700       2    Taser International, Inc.                                             84,645
  4,138       2    Technitrol, Inc.                                                      76,553
  5,400       2    Tekelec, Inc.                                                         104,922
  7,800       2    Terayon Communication Systems, Inc.                                   13,572
  25,300      2    Terremark Worldwide, Inc.                                             18,216
  2,100       2    Tessera Technologies, Inc.                                            36,540
  3,400       2,3  ThermoGenesis Corp.                                                   14,110
  1,700       2    Tier Technologies, Inc., Class B                                      14,025
  100         2    TippingPoint Technologies, Inc.                                       2,098
  8,500       2    Titan Corp.                                                           101,745
  1,100       2    TransAct Technologies, Inc.                                           23,628
  3,841       2    Transaction Systems Architects, Inc., Class A                         65,681
  14,700      2    Transmeta Corp.                                                       16,611
  1,400       2    Trident Microsystems, Inc.                                            17,094
  5,232       2    Trimble Navigation Ltd.                                               145,293
  2,100       2    Tripath Technology, Inc.                                              4,893
  14,012      2    Triquint Semiconductor, Inc.                                          56,749
  3,700       2    Tumbleweed Communications Corp.                                       7,733
  3,800           Tyler Technologies, Inc.                                               34,960
  5,283       2    UNOVA, Inc.                                                           89,336
  1,087       2    Ulticom, Inc.                                                         11,664
  2,100       2    Ultimate Software Group, Inc.                                         23,856
  2,243       2    Ultratech Stepper, Inc.                                               27,948
  5,500       2    United Online, Inc.                                                   85,800
  1,790       2    Universal Display Corp.                                               15,126
  8,200       2    ValueClick, Inc.                                                      85,116
  3,546       2    Varian Semiconductor Equipment Associates, Inc.                       105,919
  3,560       2    Varian, Inc.                                                          134,924
  2,641       2    Veeco Instruments, Inc.                                               60,083
  1,000       2    Verint Systems, Inc.                                                  31,710
  3,102       2    Verity, Inc.                                                          34,525
  10,000      2    Verso Technologies, Inc.                                              10,100
  2,174       2    ViaSat, Inc.                                                          39,393
  30,000      2    Vignette Corp.                                                        42,900
  3,000       2    Viisage Technology, Inc.                                              19,680
  22,300      2    Vitesse Semiconductor Corp.                                           62,440
  1,600       2    WJ Communications, Inc.                                               4,176
  3,951       2    Watchguard Technologies, Inc.                                         20,822
  3,100       2    WebEx Communications, Inc.                                            63,612
  2,388       2    Websense, Inc.                                                        91,198
  6,300       2    Westell Technologies, Inc., Class A                                   25,515
  7,700       2    Wind River Systems, Inc.                                              75,460
  2,600       2    Witness Systems, Inc.                                                 34,606
  1,180           Woodhead Industries, Inc.                                              17,688
  2,106           X-Rite, Inc.                                                           31,464
  2,900       2    Xicor, Inc.                                                           41,035
  14,600      2    Xybernaut Corp.                                                       19,710
  4,225       2    Zhone Technologies, Inc.                                              12,971
  2,800           ZixIt Corp.                                                            16,408
  4,493       2    Zoran Corp.                                                           79,481
  1,721       2    Zygo Corp.                                                            16,694
  4,900       2    aQuantive, Inc.                                                       41,846
  2,100       2    eCollege.com                                                          25,116
  5,000       2    eFunds Corp.                                                          81,800
  3,900       2    iPass, Inc.                                                           20,670
  1,300       2    iPayment Holdings, Inc.                                               50,388
  1,800       2    iVillage, Inc.                                                        9,306
  2,000       2    j2 Global Communications, Inc.                                        51,020
  5,300       2    webMethods, Inc.                                                      25,281
                  Total                                                                  17,529,675
                  Materials--5.9%
  10,500          AK Steel Holding Corp.                                                 69,615
  2,066           AMCOL International Corp.                                              41,527
  5,800           Airgas, Inc.                                                           126,150
  3,400           Albemarle Corp.                                                        104,720
  8,500           Allegheny Technologies, Inc.                                           170,425
  500             American Vanguard Corp.                                                15,720
  500             Anchor Glass Container Corp.                                           7,060
  3,500           Aptargroup, Inc.                                                       148,085
  2,093           Arch Chemicals, Inc.                                                   59,609
  1,755       2    Brush Engineered Materials, Inc.                                      31,765
  2,790       2    Buckeye Technologies, Inc.                                            29,965
  3,751           Calgon Carbon Corp.                                                    23,744
  2,465           Cambrex Corp.                                                          54,353
  3,153       2    Caraustar Industries, Inc.                                            43,984
  2,357           Carpenter Technology Corp.                                             101,351
  1,870       2    Century Aluminium Co.                                                 44,038
  1,529           Chesapeake Corp.                                                       35,488
  1,220       2    Cleveland Cliffs, Inc.                                                79,959
  23,300          Coeur d'Alene Mines Corp.                                              80,618
  3,006           Commercial Metals Corp.                                                104,098
  1,000           Compass Minerals International, Inc.                                   20,420
  11,854          Crompton Corp.                                                         70,768
  17,400      2    Crown Holdings, Inc.                                                  176,436
  3,800           Cytec Industries, Inc.                                                 177,080
  1,192           Deltic Timber Corp.                                                    41,017
  2,098           Eagle Materials, Inc.                                                  138,426
  3,700       2    FMC Corp.                                                             162,615
  4,301           Ferro Corp.                                                            85,633
  2,936           Fuller (H.B.) Co.                                                      78,479
  3,083           Georgia Gulf Corp.                                                     109,601
  1,579           Gibraltar Steel Corp.                                                  50,923
  2,957           Glatfelter (P.H.) Co.                                                  39,417
  7,900       2    Grace (W.R.) & Co.                                                    45,899
  10,118      2    GrafTech International Ltd.                                           111,602
  6,000       2    Graphic Packaging Corp.                                               41,340
  5,000           Great Lakes Chemical Corp.                                             119,900
  1,384           Greif Brothers Corp., Class A                                          51,429
  3,800       2    Headwaters, Inc.                                                      105,412
  13,500          Hecla Mining Co.                                                       72,900
  11,200      2    Hercules, Inc.                                                        132,272
  12,300          IMC Global, Inc.                                                       167,895
  2,000       2    Imco Recycling, Inc.                                                  24,800
  673             Kronos Worldwide, Inc.                                                 20,897
  5,420       2    Longview Fibre Co.                                                    69,972
  2,772           MacDermid, Inc.                                                        81,109
  2,100       2    Metal Management, Inc.                                                40,719
  1,700       2    Metals USA, Inc.                                                      27,795
  7,216       2    Millennium Chemicals, Inc.                                            127,362
  2,163           Minerals Technologies, Inc.                                            120,847
  2,327           Myers Industries, Inc.                                                 30,484
  922             NL Industries, Inc.                                                    12,041
  1,700           NN, Inc.                                                               19,023
  1,100       2    Newmarket Corp.                                                       21,791
  3,200       2    OM Group, Inc.                                                        102,464
  1,200           Octel Corp.                                                            30,984
  6,823           Olin Corp.                                                             117,901
  3,468       2    Omnova Solutions, Inc.                                                21,640
  3,200       2    Oregon Steel Mills, Inc.                                              49,600
  9,642       2    Polyone Corp.                                                         69,712
  1,588           Pope & Talbot, Inc.                                                    31,157
  3,227           Potlatch Corp.                                                         129,370
  800             Quaker Chemical Corp.                                                  19,920
  1,758           Quanex Corp.                                                           79,989
  2,077       2    RTI International Metals                                              31,134
  2,404           Rock-Tenn Co.                                                          34,065
  2,300           Royal Gold, Inc.                                                       32,315
  2,267           Ryerson Tull, Inc.                                                     34,776
  2,200           Schnitzer Steel Industries, Inc., Class A                              68,046
  3,659           Schulman (A.), Inc.                                                    76,180
  1,593           Schweitzer-Mauduit International, Inc.                                 45,002
  4,863           Sensient Technologies Corp.                                            100,372
  1,100           Silgan Holdings, Inc.                                                  52,921
  2,347           Spartech Corp.                                                         56,093
  4,256           Steel Dynamics, Inc.                                                   139,384
  600             Steel Technologies, Inc.                                               13,866
  530             Stepan, Co.                                                            12,847
  4,590       2    Stillwater Mining Co.                                                 66,785
  2,901       2    Symyx Technologies, Inc.                                              55,960
  3,000       2    Terra Industries, Inc.                                                19,200
  2,506           Texas Industries, Inc.                                                 107,332
  100         2    Titanium Metals Corp.                                                 10,850
  1,000       2    U.S. Concrete, Inc.                                                   6,280
  8,683           USEC, Inc.                                                             73,719
  2,040           Valhi, Inc.                                                            23,521
  4,695           Wausau-Mosinee Paper Corp.                                             72,960
  4,403           Wellman, Inc.                                                          30,997
  300         2    Wheeling Pittsburgh Corp.                                             7,434
                  Total                                                                  5,793,354
                  Telecommunication Services--1.0%
  3,000       2    AT Road, Inc.                                                         11,850
  900         2    AirGate PCS, Inc.                                                     13,842
  6,400       2    Alamosa Holdings, Inc.                                                49,152
  100         2    Alaska Communications Systems Holdings, Inc.                          599
  1,600       2    Arch Wireless, Inc.                                                   45,136
  1,900       2    Boston Communications Group, Inc.                                     16,397
  1,840           CT Communications, Inc.                                                26,330
  827         2    Centennial Cellular Corp., Class A                                    4,648
  23,800      2    Cincinnati Bell, Inc.                                                 96,152
  2,502           Commonwealth Telephone Enterprises, Inc.                               112,090
  40,600      2    Corvis Corp.                                                          45,472
  1,300           D & E Communications, Inc.                                             14,417
  9,800       2    Dobson Communications Corp., Class A                                  26,166
  1,100       2    EMS Technologies, Inc.                                                17,083
  4,676       2    General Communications, Inc., Class A                                 37,455
  1,357           Golden Telecom, Inc.                                                   34,251
  300         2    ITC DeltaCom, Inc.                                                    1,368
  6,300       2    Infonet Services Corp., Class B                                       9,891
  500         2    Metrocall Holdings, Inc.                                              33,525
  1,529           North Pittsburgh Systems, Inc.                                         29,280
  5,300       2    PTEK Holdings, Inc.                                                   60,897
  4,795       2    Price Communications Corp.                                            71,446
  8,700       2    Primus Telecommunications Group, Inc.                                 14,094
  5,600       2    SBA Communications, Corp.                                             28,168
  600             Shenandoah Telecommunications Co.                                      13,800
  1,500           SureWest Communications                                                40,230
  3,566       2    TALK America Holdings, Inc.                                           23,108
  5,100       2    Time Warner Telecom, Inc.                                             22,134
  2,600       2    Triton PCS, Inc., Class A                                             7,826
  8,600       2    UbiquiTel, Inc.                                                       34,400
  2,800       2    Wiltel Communications, Inc., Rights                                   0
  4,200       2    Wireless Facilities, Inc.                                             31,416
                  Total                                                                  972,623
                  Utilities--3.4%
  1,579           American States Water Co.                                              36,396
  18,599      2    Aquila, Inc.                                                          61,005
  5,909           Atmos Energy Corp.                                                     148,730
  4,985           Avista Corp.                                                           86,988
  3,500           Black Hills Corp.                                                      96,670
  1,604           CH Energy Group, Inc.                                                  70,576
  17,000      2    CMS Energy Corp.                                                      153,510
  1,627           California Water Service Group                                         44,401
  41,800      2    Calpine Corp.                                                         161,348
  1,652           Cascade Natural Gas Corp.                                              33,189
  1,200           Central VT Public Service Corp.                                        23,316
  5,280           Cleco Corp.                                                            91,080
  850             Connecticut Water Service, Inc.                                        21,037
  7,400           Duquesne Light Holdings, Inc.                                          140,378
  5,115           El Paso Electric Co.                                                   76,981
  2,961           Empire Distribution Electric Co.                                       58,954
  3,500           Energen Corp.                                                          165,725
  600             EnergySouth, Inc.                                                      23,688
  4,000           Idacorp, Inc.                                                          110,000
  200         2    Infrasource Services, Inc.                                            2,060
  2,497           Laclede Group, Inc.                                                    67,194
  1,842           MGE Energy, Inc.                                                       58,078
  1,133           Middlesex Water Co.                                                    19,748
  4,300           NICOR, Inc.                                                            142,373
  2,435       2    NUI Corp.                                                             32,312
  3,121           New Jersey Resources Corp.                                             126,869
  2,796           Northwest Natural Gas Co.                                              82,146
  2,671           Otter Tail Power Co.                                                   66,348
  6,834           PNM Resources, Inc.                                                    142,421
  3,700           Peoples Energy Corp.                                                   144,300
  3,700           Piedmont Natural Gas, Inc.                                             152,625
  582             SJW Corp.                                                              18,653
  12,166      2    Sierra Pacific Resources                                              100,005
  1,382           South Jersey Industries, Inc.                                          62,757
  6,094           Southern Union Co.                                                     121,332
  3,178           Southwest Gas Corp.                                                    75,223
  2,533           Southwest Water Co.                                                    32,296
  1,565           UIL Holdings Corp.                                                     71,959
  3,906           UniSource Energy Corp.                                                 96,439
  4,700           WGL Holdings, Inc.                                                     128,968
                  Total                                                                  3,348,078
                  Total Common Stocks (identified cost $79,340,116)                      99,347,812
                  Preferred Stock--0.0%
                  Healthcare--0.0%
  76              Genesis Health Ventures, Inc., Pfd. (IDENTIFIED COST $28,732)          0
                  Corporate Bonds--0.0%
                  Consumer Discretionary--0.0%
  5,000           Brookfield Homes Corp., Sr. Sub. Note, 12.00%, 6/30/2020               5,187
                  Industrials--0.0%
  283             TIMCO Aviation Services, Sub. Note, 8.00%, 1/2/2007                    16
                  Total Corporate Bonds (identified cost $5,021)                         5,203
                  U.S. Treasury--1.0%
  1,020,000   4   United States Treasury Bill, 10/14/2004 (IDENTIFIED COST
                  $1,017,253)                                                            1,017,205
                  Mutual Fund--0.0%
  900             Gladstone Capital Corp. (IDENTIFIED COST $16,245)`                     18,684
                  Total Investments--101.5%
                   (identified cost $80,407,367)5                                        100,388,904
                  other assets and liabilities--net--(1.5)%                              (1,514,102)
                  total net assets---100%                                            $   98,874,802


1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $2,206,800 at July 31, 2004, which represents 2.2% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 102.7%. At July 31, 2004, the Fund had outstanding futures contracts as set forth below:




Expiration Date    Contract to Receive    Position     Unrealized Depreciation
September 2004     8 Russell 2000          Long      $(23,769)
                   Index Futures


2    Non-income producing security.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the fund's Board of Trustees. At July 31, 2004, this security amounted to $14,110 which represents 0.0% of net assets.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $80,406,736. The net unrealized appreciation of investments for federal tax purposes was $19,981,537. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,008,168 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,026,000.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.






Item 2.        Controls and Procedures

     (a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.        Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Federated Index Trust

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By             /S/ J. Christopher Donahue, Principal Executive Officer
Date           September 23, 2004


By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004